UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number	811-21323

Eaton Vance Limited Duration Income Fund
(Exact Name of Registrant as Specified in Charter)

The Eaton Vance Building, 255 State Street, Boston, Massachusetts	02109
(Address of Principal Executive Offices)	(Zip code)

Maureen A. Gemma Eaton Vance Management, 255 State Street, Boston, Massachusetts 02109
(Name and Address of Agent for Service)

Registrant’s Telephone Number, Including Area Code:	(617) 482-8260

Date of Fiscal Year End:	April 30

Date of Reporting Period:	January 31, 2008

Item 1. Schedule of Investments

Eaton Vance Limited Duration Income Fund	as of January 31, 2008

PORTFOLIO OF INVESTMENTS (Unaudited)

Senior Floating-Rate Interests — 64.4% (1)

Principal Amount*	Borrower/Tranche Description	Value
Aerospace and Defense — 1.1%
ACTS Aero Technical Support & Service, Inc.
897,140	Term Loan, 7.31%, Maturing October 5, 2014	$825,369
Atlantic Inertial Systems, Inc.
1,691,500	Term Loan, 7.88%, Maturing July 20, 2014	1,657,670
AWAS Capital, Inc.
664,587	Term Loan, 6.69%, Maturing March 22, 2013	608,097
CACI International, Inc.
336,258	Term Loan, 6.47%, Maturing May 3, 2011	325,330
Colt Defense, LLC
995,000	Term Loan, 6.52%, Maturing July 9, 2014	988,781
DAE Aviation Holdings, Inc.
669,056	Term Loan, 7.75%, Maturing July 31, 2009	668,638
572,043	Term Loan, 6.99%, Maturing July 31, 2014	570,255
755,573	Term Loan, 7.93%, Maturing July 31, 2014	753,212
Evergreen International Aviation
1,240,269	Term Loan, 6.81%, Maturing October 31, 2011	1,178,255
Hawker Beechcraft Acquisition
210,638	Term Loan, 6.83%, Maturing March 26, 2014	194,347
2,470,691	Term Loan, 6.83%, Maturing March 26, 2014	2,279,598
Hexcel Corp.
1,559,498	Term Loan, 6.46%, Maturing March 1, 2012	1,536,105
IAP Worldwide Services, Inc.
2,205,000	Term Loan, 11.13%, Maturing December 30, 2012	1,958,040
Spirit AeroSystems, Inc.
1,323,070	Term Loan, 5.68%, Maturing December 31, 2011	1,314,800
TransDigm, Inc.
3,100,000	Term Loan, 6.86%, Maturing June 23, 2013	2,987,625
Vought Aircraft Industries, Inc.
1,000,000	Term Loan, 7.10%, Maturing December 17, 2011	946,667
1,292,447	Term Loan, 7.34%, Maturing December 17, 2011	1,223,517
Wesco Aircraft Hardware Corp.
1,458,750	Term Loan, 7.08%, Maturing September 29, 2013	1,404,047
$21,420,353
Air Transport — 0.5%
Airport Development and Investment, Ltd.
GBP	2,465,175	Term Loan, 9.64%, Maturing April 7, 2011	$4,517,131
Delta Air Lines, Inc.
1,716,375	Term Loan, 8.08%, Maturing April 30, 2014	1,562,617
Northwest Airlines, Inc.
3,772,000	DIP Loan, 5.99%, Maturing August 21, 2008	3,457,668
$9,537,416
Automotive — 2.3%
Accuride Corp.
2,337,795	Term Loan, 7.56%, Maturing January 31, 2012	$2,254,511
Adesa, Inc.
5,099,375	Term Loan, 7.08%, Maturing October 18, 2013	4,477,435
Affina Group, Inc.
2,313,738	Term Loan, 6.24%, Maturing November 30, 2011	2,261,679
Allison Transmission, Inc.
5,286,750	Term Loan, 7.43%, Maturing September 30, 2014	4,649,506
ATU AFM Auto Holding GmbH & Co.
EUR	2,698,276	Term Loan, 7.57%, Maturing August 20, 2013	3,500,678
AxleTech International Holding, Inc.
1,950,000	Term Loan, 11.23%, Maturing April 21, 2013	1,920,750
Chrysler Financial
500,000	Term Loan, Maturing August 1, 2014 (2)	484,375
1,000,000	Term Loan, 8.99%, Maturing August 1, 2014	865,625
CSA Acquisition Corp.
597,711	Term Loan, 7.38%, Maturing December 23, 2011	568,821
588,242	Term Loan, 7.38%, Maturing December 23, 2011	559,810
490,000	Term Loan, 7.38%, Maturing December 23, 2012	463,050

		Dayco Products, LLC
2,309,893		Term Loan, 9.27%, Maturing June 21, 2011		$1,922,986
		Delphi Corp.
1,000,000		DIP Loan, 6.88%, Maturing July 1, 2008		989,000
		Ford Motor Co.
2,301,750		Term Loan, 8.00%, Maturing December 15, 2013		2,021,355
		General Motors Corp.
4,399,453		Term Loan, 7.06%, Maturing November 29, 2013		4,037,048
		Goodyear Tire & Rubber Co.
3,450,000		Term Loan, 6.43%, Maturing April 30, 2010		3,161,062
		Keystone Automotive Operations, Inc.
1,163,250		Term Loan, 7.44%, Maturing January 12, 2012		1,021,721
		LKQ Corp.
1,325,000		Term Loan, 6.57%, Maturing October 12, 2014		1,313,406
		The Hertz Corp.
3,819,344		Term Loan, 6.89%, Maturing December 21, 2012		3,659,807
		TriMas Corp.
314,063		Term Loan, 5.39%, Maturing August 2, 2011		308,959
1,343,926		Term Loan, 5.49%, Maturing August 2, 2013		1,322,087
		United Components, Inc.
1,515,152		Term Loan, 6.86%, Maturing June 30, 2010		1,448,864
				$43,212,535
Beverage and Tobacco — 0.6%
		Beverage Packaging Holdings
EUR	1,000,000	Term Loan, 6.46%, Maturing May 11, 2015		$1,388,062
EUR	1,000,000	Term Loan, 6.71%, Maturing May 11, 2016		1,395,465
		Constellation Brands, Inc.
1,240,000		Term Loan, 6.60%, Maturing June 5, 2013		1,202,468
		Culligan International Co.
EUR	1,400,000	Term Loan, 9.32%, Maturing May 31, 2013		1,222,976
992,500		Term Loan, 6.43%, Maturing November 24, 2014		807,233
		Liberator Midco Ltd.
GBP	357,992	Term Loan, 13.95%, Maturing October 27, 2016		698,344
		Southern Wine & Spirits of America, Inc.
2,938,116		Term Loan, 6.34%, Maturing May 31, 2012		2,916,080
		Van Houtte, Inc.
877,800		Term Loan, 7.33%, Maturing July 11, 2014		842,688
119,700		Term Loan, 7.33%, Maturing July 11, 2014		114,912
				$10,588,228
Brokers, Dealers and Investment Houses — 0.1%
		AmeriTrade Holding Corp.
2,108,393		Term Loan, 4.77%, Maturing December 31, 2012		$2,023,530
				$2,023,530
Building and Development — 2.9%
		AIMCO Properties, L.P.
3,050,000		Term Loan, 4.79%, Maturing March 23, 2011		$2,931,812
		Beacon Sales Acquisition, Inc.
913,437		Term Loan, 6.78%, Maturing September 30, 2013		831,228
		Brickman Group Holdings, Inc.
1,439,125		Term Loan, 7.14%, Maturing January 23, 2014		1,338,386
		Building Materials Corp. of America
1,905,822		Term Loan, 6.69%, Maturing February 22, 2014		1,546,439
		Capital Automotive (REIT)
3,651,282		Term Loan, 6.39%, Maturing December 16, 2010	REIT	3,499,421
		Epco/Fantome, LLC
1,817,000		Term Loan, 5.90%, Maturing November 23, 2010		1,807,915
		Forestar USA Real Estate Group, Inc.
1,975,000		Term Loan, 8.32%, Maturing December 1, 2010		1,955,250
1,975,000		Term Loan, 8.60%, Maturing December 1, 2010 (3)		1,945,375
		Hovstone Holdings, LLC
965,243		Term Loan, 5.80%, Maturing February 28, 2009 (4)		857,618
		LNR Property Corp.
3,700,000		Term Loan, 7.63%, Maturing July 3, 2011		3,422,500
		Metroflag BP, LLC
700,000		Term Loan, 13.02%, Maturing July 1, 2008		630,000
		Mueller Water Products, Inc.
1,996,090		Term Loan, 5.14%, Maturing May 24, 2014		1,891,295
		NCI Building Systems, Inc.
1,374,724		Term Loan, 6.73%, Maturing June 18, 2010		1,314,580

		Nortek, Inc.
3,942,869		Term Loan, 5.53%, Maturing August 27, 2011	$3,647,154
		Panolam Industries Holdings, Inc.
	1,345,288	Term Loan, 7.59%, Maturing September 30, 2012	1,177,127
		PLY GEM Industries, Inc.
	2,631,062	Term Loan, 7.58%, Maturing August 15, 2011	2,331,121
	82,295	Term Loan, 7.58%, Maturing August 15, 2011	72,914
		Realogy Corp.
	1,192,492	Term Loan, 7.76%, Maturing September 1, 2014	1,005,420
	4,429,258	Term Loan, 7.51%, Maturing September 1, 2014	3,734,418
		South Edge, LLC
	287,500	Term Loan, 5.31%, Maturing October 31, 2009	219,937
		Standard Pacific Corp.
	1,260,000	Term Loan, 6.66%, Maturing May 5, 2013	910,350
		Stile Acquisition Corp.
	954,668	Term Loan, 5.65%, Maturing April 6, 2013	826,547
		Stile U.S. Acquisition Corp.
	956,294	Term Loan, 5.65%, Maturing April 6, 2013	827,955
		Tousa/Kolter, LLC
	1,460,133	Term Loan, 7.00%, Maturing March 31, 2031 (4)	1,264,475
		TRU 2005 RE Holding Co.
	7,325,000	Term Loan, 7.63%, Maturing December 9, 2008	6,890,078
		United Subcontractors, Inc.
	1,000,000	Term Loan, 12.21%, Maturing June 27, 2013 (4)	716,600
		WCI Communities, Inc.
	4,218,750	Term Loan, 9.66%, Maturing December 23, 2010	3,735,353
		Wintergames Acquisition ULC
	3,658,836	Term Loan, 6.55%, Maturing April 24, 2008	3,599,380
			$54,930,648
Business Equipment and Services — 4.1%
		ACCO Brands Corp.
	1,395,380	Term Loan, 6.38%, Maturing August 17, 2012	$1,304,681
		Activant Solutions, Inc.
	930,897	Term Loan, 6.77%, Maturing May 1, 2013	855,262
		Affiliated Computer Services
	1,053,500	Term Loan, 5.29%, Maturing March 20, 2013	1,011,113
	2,782,625	Term Loan, 5.85%, Maturing March 20, 2013	2,670,669
		Affinion Group, Inc.
	2,817,094	Term Loan, 7.44%, Maturing October 17, 2012	2,643,373
		Allied Security Holdings, LLC
	1,622,727	Term Loan, 7.83%, Maturing June 30, 2010	1,533,477
		DynCorp International, LLC
	1,187,065	Term Loan, 6.88%, Maturing February 11, 2011	1,119,798
		Education Management, LLC
	4,923,949	Term Loan, 6.63%, Maturing June 1, 2013	4,564,225
		Euronet Worldwide, Inc.
	2,315,789	Term Loan, 6.51%, Maturing April 4, 2012	2,200,000
		Info USA, Inc.
	735,075	Term Loan, 6.83%, Maturing February 14, 2012	716,698
		Intergraph Corp.
	1,000,000	Term Loan, Maturing May 29, 2014 (2)	960,000
	1,000,000	Term Loan, 11.06%, Maturing November 29, 2014	980,000
		iPayment, Inc.
	2,173,979	Term Loan, 6.45%, Maturing May 10, 2013	1,913,102
		ista International GmbH
EUR	1,522,526	Term Loan, 6.77%, Maturing May 14, 2015	1,916,114
EUR	302,474	Term Loan, 6.77%, Maturing May 14, 2015	380,666
		Kronos, Inc.
	1,580,571	Term Loan, 7.08%, Maturing June 11, 2014	1,410,660
		Language Line, Inc.
	2,460,979	Term Loan, 6.52%, Maturing June 11, 2011	2,377,921
		Mitchell International, Inc.
	1,500,000	Term Loan, 10.13%, Maturing March 28, 2015	1,335,000
		N.E.W. Holdings I, LLC
	2,623,835	Term Loan, 7.13%, Maturing May 22, 2014	2,308,974
		Protection One, Inc.
	2,050,346	Term Loan, 6.45%, Maturing March 31, 2012	1,886,318

		Quantum Corp.
562,500		Term Loan, 8.33%, Maturing July 12, 2014	$545,625
		Quintiles Transnational Corp.
1,228,125		Term Loan, 6.83%, Maturing March 31, 2013	1,182,838
2,225,000		Term Loan, 8.83%, Maturing March 31, 2014	2,138,781
		Sabre, Inc.
6,636,484		Term Loan, 5.24%, Maturing September 30, 2014	5,459,338
		Safent, Inc.
1,000,000		Term Loan, Maturing April 12, 2014 (2)	885,000
		Serena Software, Inc.
1,567,536		Term Loan, 7.18%, Maturing March 10, 2013	1,493,732
		Sitel (Client Logic)
1,825,238		Term Loan, 5.94%, Maturing January 29, 2014	1,629,025
		Solera Holdings, LLC
EUR	1,169,125	Term Loan, 7.00%, Maturing May 15, 2014	1,670,421
		SunGard Data Systems, Inc.
14,513,902		Term Loan, 6.90%, Maturing February 11, 2013	13,487,348
		TDS Investor Corp.
EUR	1,051,592	Term Loan, 7.02%, Maturing August 23, 2013	1,397,396
1,778,654		Term Loan, 7.08%, Maturing August 23, 2013	1,644,977
356,888		Term Loan, 7.08%, Maturing August 23, 2013	330,066
		Transaction Network Services, Inc.
901,204		Term Loan, 7.48%, Maturing May 4, 2012	869,662
		U.S. Security Holdings, Inc.
982,500		Term Loan, 7.35%, Maturing May 8, 2013	977,587
		Valassis Communications, Inc.
426,667		Term Loan, 0.00%, Maturing March 2, 2014 (3)	381,867
1,967,300		Term Loan, 6.58%, Maturing March 2, 2014	1,760,734
		VWR International, Inc.
2,325,000		Term Loan, 7.33%, Maturing June 28, 2013	2,141,906
		WAM Acquisition, S.A.
EUR	368,919	Term Loan, 6.96%, Maturing May 4, 2014	493,213
EUR	231,081	Term Loan, 6.96%, Maturing May 4, 2014	309,169
EUR	368,919	Term Loan, 7.21%, Maturing May 4, 2015	495,944
EUR	231,081	Term Loan, 7.21%, Maturing May 4, 2015	310,724
		West Corp.
4,700,700		Term Loan, 5.85%, Maturing October 24, 2013	4,349,910
			$78,043,314
Cable and Satellite Television — 4.4%
		Atlantic Broadband Finance, LLC
2,576,025		Term Loan, 7.08%, Maturing February 10, 2011	$2,464,398
		Bragg Communications, Inc.
3,416,438		Term Loan, 7.58%, Maturing August 31, 2014	3,382,273
		Bresnan Broadband Holdings, LLC
1,725,000		Term Loan, 5.93%, Maturing March 29, 2014	1,612,156
1,550,000		Term Loan, 9.47%, Maturing March 29, 2014	1,491,875
		Casema
EUR	658,133	Term Loan, Maturing November 14, 2014 (2)	946,061
EUR	341,867	Term Loan, Maturing November 14, 2014 (2)	491,431
EUR	1,000,000	Term Loan, Maturing November 14, 2015 (2)	1,444,368
		Cequel Communications, LLC
992,500		Term Loan, 6.66%, Maturing November 5, 2013	867,986
2,175,000		Term Loan, 9.41%, Maturing May 5, 2014	1,866,422
4,484,417		Term Loan, 10.91%, Maturing May 5, 2014	3,856,599
		Charter Communications Operating, Inc.
15,023,954		Term Loan, 5.26%, Maturing April 28, 2013	13,153,186
		CSC Holdings, Inc.
3,856,313		Term Loan, 6.90%, Maturing March 29, 2013	3,557,105
		CW Media Holdings, Inc.
872,813		Term Loan, 8.08%, Maturing February 15, 2015	846,628
		DirecTV Holdings, LLC
1,841,338		Term Loan, 4.78%, Maturing April 13, 2013	1,806,686
		Insight Midwest Holdings, LLC
4,741,875		Term Loan, 6.73%, Maturing April 6, 2014	4,361,866
		Kabel BW GmbH and Co.
EUR	1,000,000	Term Loan, 7.38%, Maturing June 9, 2013	1,345,495
EUR	1,000,000	Term Loan, 7.88%, Maturing June 9, 2014	1,351,973
		MCC Iowa, LLC
2,220,000		Term Loan, 5.61%, Maturing March 31, 2010	2,067,375
		Mediacom Broadband Group
2,426,997		Term Loan, 5.46%, Maturing January 31, 2015	2,159,161

		Mediacom Illinois, LLC
	4,790,363	Term Loan, 5.46%, Maturing January 31, 2015	$4,271,978
		NTL Investment Holdings, Ltd.
	3,266,856	Term Loan, 6.06%, Maturing March 30, 2012	3,087,179
GBP	745,787	Term Loan, 7.68%, Maturing March 30, 2012	1,365,496
GBP	379,213	Term Loan, 7.68%, Maturing March 30, 2012	694,320
		Orion Cable GmbH
EUR	1,100,000	Term Loan, 7.47%, Maturing October 31, 2014	1,550,136
EUR	1,100,000	Term Loan, 7.98%, Maturing October 31, 2015	1,552,462
		ProSiebenSat.1 Media AG
EUR	1,219,800	Term Loan, 6.77%, Maturing March 2, 2015	1,418,641
EUR	48,181	Term Loan, 6.55%, Maturing June 26, 2015	62,387
EUR	1,187,219	Term Loan, 6.55%, Maturing June 26, 2015	1,537,272
EUR	1,219,800	Term Loan, 7.02%, Maturing March 2, 2016	1,427,671
		UPC Broadband Holding B.V.
EUR	5,800,000	Term Loan, 6.30%, Maturing October 16, 2011	7,730,681
	2,800,000	Term Loan, 6.38%, Maturing December 31, 2014	2,530,937
		YPSO Holding SA
EUR	2,480,685	Term Loan, 6.70%, Maturing July 28, 2014	3,225,267
EUR	957,340	Term Loan, 6.70%, Maturing July 28, 2014	1,244,687
EUR	1,561,975	Term Loan, 6.70%, Maturing July 28, 2014	2,030,805
			$82,802,963
Chemicals and Plastics — 4.1%
		AZ Chem US, Inc.
	1,488,750	Term Loan, 7.08%, Maturing February 28, 2013	$1,280,325
	500,000	Term Loan, 10.57%, Maturing February 28, 2014	408,333
		Brenntag Holding GmbH and Co. KG
	490,909	Term Loan, 5.79%, Maturing December 23, 2013	454,909
	2,009,091	Term Loan, 5.79%, Maturing December 23, 2013	1,861,758
	1,300,000	Term Loan, 7.79%, Maturing December 23, 2015	1,215,500
		Celanese Holdings, LLC
EUR	1,985,000	Term Loan, 6.44%, Maturing April 6, 2011	2,757,752
	6,029,438	Term Loan, 6.48%, Maturing April 2, 2014	5,688,605
		Cognis GmbH
EUR	1,084,426	Term Loan, 6.95%, Maturing September 15, 2013	1,429,319
EUR	265,574	Term Loan, 6.95%, Maturing September 15, 2013	350,037
		Columbian Chemicals Acquisition
	982,297	Term Loan, 6.58%, Maturing March 16, 2013	918,448
		First Chemical Holding
EUR	1,000,000	Term Loan, 6.75%, Maturing December 18, 2014 (3)	1,396,919
EUR	1,000,000	Term Loan, 7.24%, Maturing December 18, 2015 (3)	1,402,737
		Foamex L.P.
	3,023,824	Term Loan, 6.48%, Maturing February 12, 2013	2,640,805
		Georgia Gulf Corp.
	1,047,491	Term Loan, 7.03%, Maturing October 3, 2013	975,912
		Hercules, Inc.
	1,210,537	Term Loan, 5.52%, Maturing October 8, 2010	1,202,971
		Hexion Specialty Chemicals, Inc.
	2,033,204	Term Loan, 7.00%, Maturing May 5, 2013	1,914,884
	441,670	Term Loan, 7.13%, Maturing May 5, 2013	415,967
	4,937,500	Term Loan, 7.19%, Maturing May 5, 2013	4,650,167
		Huish Detergents, Inc.
	1,268,625	Term Loan, 6.83%, Maturing April 26, 2014	1,017,166
		INEOS Group
EUR	849,785	Term Loan, Maturing December 14, 2011 (2)	1,137,949
EUR	150,215	Term Loan, Maturing December 14, 2011 (2)	201,153
EUR	849,785	Term Loan, Maturing December 14, 2011 (2)	1,144,240
EUR	150,215	Term Loan, Maturing December 14, 2011 (2)	202,265
	494,949	Term Loan, 7.86%, Maturing December 14, 2014	458,859
		Innophos, Inc.
	321,250	Term Loan, 7.08%, Maturing August 10, 2010	308,400

		Invista B.V.
	3,072,340	Term Loan, 6.33%, Maturing April 29, 2011	$2,939,206
	1,628,569	Term Loan, 6.33%, Maturing April 29, 2011	1,557,998
		ISP Chemco, Inc.
	3,781,000	Term Loan, 6.68%, Maturing June 4, 2014	3,528,146
		Kleopatra
	1,200,000	Term Loan, 7.04%, Maturing January 3, 2016	967,500
EUR	800,000	Term Loan, 7.12%, Maturing January 3, 2016	907,114
		Kranton Polymers, LLC
	3,223,256	Term Loan, 6.75%, Maturing May 12, 2013	2,993,599
		Lucite International Group Holdings
	784,052	Term Loan, 5.50%, Maturing July 7, 2013	721,328
	277,613	Term Loan, 5.50%, Maturing July 7, 2013	255,404
		MacDermid, Inc.
EUR	1,006,481	Term Loan, 7.02%, Maturing April 12, 2014	1,423,137
		Millenium Inorganic Chemicals
	525,000	Term Loan, 7.08%, Maturing April 30, 2014	469,875
	1,375,000	Term Loan, 10.48%, Maturing October 31, 2014	1,069,062
		Momentive Performance Material
	2,574,000	Term Loan, 7.13%, Maturing December 4, 2013	2,372,216
		Mosaic Co.
	74,336	Term Loan, 5.06%, Maturing December 21, 2012	74,282
		Nalco Co.
	5,791,534	Term Loan, 5.87%, Maturing November 4, 2010	5,663,640
		Propex Fabrics, Inc.
	1,561,716	Term Loan, 10.00%, Maturing July 31, 2012	1,128,340
		Rockwood Specialties Group, Inc.
	3,700,550	Term Loan, 4.74%, Maturing December 10, 2012	3,522,975
		Schoeller Arca Systems Holding
EUR	886,834	Term Loan, 7.46%, Maturing November 16, 2015	1,293,351
EUR	289,045	Term Loan, 7.46%, Maturing November 16, 2015	421,541
EUR	824,121	Term Loan, 7.46%, Maturing November 16, 2015	1,201,890
		Solo Cup Co.
	2,437,145	Term Loan, 8.41%, Maturing February 27, 2011	2,365,337
		Solutia, Inc.
	5,670,828	DIP Loan, 6.49%, Maturing March 31, 2008	5,603,487
		Wellman, Inc.
	1,250,000	Term Loan, 8.91%, Maturing February 10, 2009	1,000,000
			$76,914,808
Clothing/Textiles — 0.4%
		Hanesbrands, Inc.
	2,426,560	Term Loan, 5.00%, Maturing September 5, 2013	$2,346,559
	1,125,000	Term Loan, 6.99%, Maturing March 5, 2014	1,116,093
		St. John Knits International, Inc.
	1,302,295	Term Loan, 7.84%, Maturing March 23, 2012	1,282,760
		The William Carter Co.
	1,164,824	Term Loan, 4.75%, Maturing July 14, 2012	1,122,113
		Warnaco, Inc.
	593,611	Term Loan, 6.46%, Maturing January 31, 2013	583,223
			$6,450,748
Conglomerates — 1.5%
		Amsted Industries, Inc.
	2,218,129	Term Loan, 6.38%, Maturing October 15, 2010	$2,148,813
		Blount, Inc.
	420,583	Term Loan, 6.38%, Maturing August 9, 2010	407,966
		Doncasters (Dunde HoldCo 4 Ltd.)
	613,558	Term Loan, 6.82%, Maturing July 13, 2015	584,030
	613,558	Term Loan, 7.32%, Maturing July 13, 2015	585,564
GBP	734,483	Term Loan, 10.20%, Maturing January 13, 2016	1,350,640
		GenTek, Inc.
	1,455,239	Term Loan, 6.44%, Maturing February 25, 2011	1,417,039

		Goodman Global Holdings, Inc.
	897,193	Term Loan, 6.59%, Maturing December 23, 2011	$893,268
		ISS Holdings A/S
EUR	208,772	Term Loan, 6.95%, Maturing December 31, 2013	283,915
EUR	1,491,228	Term Loan, 6.95%, Maturing December 31, 2013	2,027,967
		Jarden Corp.
	2,421,266	Term Loan, 6.58%, Maturing January 24, 2012	2,274,310
	985,486	Term Loan, 6.58%, Maturing January 24, 2012	925,673
		Johnson Diversey, Inc.
	3,290,338	Term Loan, 6.88%, Maturing December 16, 2011	3,175,176
		Polymer Group, Inc.
	4,140,988	Term Loan, 7.09%, Maturing November 22, 2012	4,058,168
		RBS Global, Inc.
	2,681,967	Term Loan, 6.43%, Maturing July 19, 2013	2,579,159
	419,688	Term Loan, 7.40%, Maturing July 19, 2013	403,600
		RGIS Holdings, LLC
	1,918,929	Term Loan, 5.76%, Maturing April 30, 2014	1,679,062
	95,946	Term Loan, 5.77%, Maturing April 30, 2014	83,953
		US Investigations Services, Inc.
	2,643,358	Term Loan, 7.91%, Maturing February 21, 2015	2,461,628
		Vertrue, Inc.
	1,221,938	Term Loan, 7.83%, Maturing August 16, 2014	1,130,292
			$28,470,223
Containers and Glass Products — 2.0%
		Berry Plastics Corp.
	5,657,250	Term Loan, 7.16%, Maturing April 3, 2015	$4,904,485
		Bluegrass Container Co.
	493,395	Term Loan, 6.57%, Maturing June 30, 2013	480,356
	1,648,980	Term Loan, 6.68%, Maturing June 30, 2013	1,605,399
	224,242	Term Loan, 8.40%, Maturing December 30, 2013	223,402
	700,758	Term Loan, 8.40%, Maturing December 30, 2013	698,130
		Consolidated Container Co.
	1,000,000	Term Loan, 9.58%, Maturing September 28, 2014	591,667
		Crown Americas, Inc.
	686,000	Term Loan, 6.62%, Maturing November 15, 2012	668,850
		Graham Packaging Holdings Co.
	6,054,250	Term Loan, 7.25%, Maturing October 7, 2011	5,629,611
		Graphic Packaging International, Inc.
	7,898,104	Term Loan, 6.03%, Maturing May 16, 2014	7,271,737
		IPG (US), Inc.
	1,034,673	Term Loan, 8.08%, Maturing July 28, 2011	1,028,206
		JSG Acquisitions
EUR	217,564	Term Loan, 6.37%, Maturing December 31, 2014	297,865
EUR	180,907	Term Loan, 6.51%, Maturing December 31, 2014	246,675
EUR	1,800,764	Term Loan, 6.57%, Maturing December 31, 2014	2,453,749
EUR	1,800,764	Term Loan, 6.64%, Maturing December 31, 2014	2,465,414
		Kranson Industries, Inc.
	1,112,509	Term Loan, 7.09%, Maturing July 31, 2013	1,068,009
		Owens-Brockway Glass Container
	2,034,688	Term Loan, 5.82%, Maturing June 14, 2013	1,966,865
		Smurfit-Stone Container Corp.
	872,221	Term Loan, 6.60%, Maturing November 1, 2011	835,394
	79,732	Term Loan, 6.69%, Maturing November 1, 2011	76,343
	2,219,232	Term Loan, 7.02%, Maturing November 1, 2011	2,124,914
	1,069,632	Term Loan, 7.06%, Maturing November 1, 2011	1,024,470
		Tegrant Holding Corp.
	1,985,000	Term Loan, 7.60%, Maturing March 8, 2013	1,657,475
			$37,319,016

Cosmetics/Toiletries — 0.3%
		American Safety Razor Co.
	994,949	Term Loan, 5.95%, Maturing July 31, 2013	$965,101
	1,200,000	Term Loan, 11.69%, Maturing July 31, 2014	1,188,000
		Bausch & Lomb, Inc.
	155,000	Term Loan, 6.51%, Maturing April 30, 2015 (3)	151,512
	620,000	Term Loan, 8.08%, Maturing April 30, 2015	606,050
		KIK Custom Products, Inc.
	1,400,000	Term Loan, 9.84%, Maturing November 30, 2014	658,000
		Prestige Brands, Inc.
	2,792,277	Term Loan, 6.98%, Maturing April 7, 2011	2,713,744
			$6,282,407
Drugs — 0.4%
		Graceway Pharmaceuticals, LLC
	1,570,833	Term Loan, 7.58%, Maturing May 3, 2012	$1,462,446
	1,000,000	Term Loan, 11.33%, Maturing May 3, 2013	870,000
	300,000	Term Loan, 13.08%, Maturing November 3, 2013	255,000
		Pharmaceutical Holdings Corp.
	649,688	Term Loan, 6.53%, Maturing January 30, 2012	633,445
		Stiefel Laboratories, Inc.
	707,937	Term Loan, 6.69%, Maturing December 28, 2013	679,620
	925,563	Term Loan, 6.69%, Maturing December 28, 2013	888,540
		Warner Chilcott Corp.
	824,410	Term Loan, 6.59%, Maturing January 18, 2012	787,312
	2,396,831	Term Loan, 6.77%, Maturing January 18, 2012	2,288,973
			$7,865,336
Ecological Services and Equipment — 0.8%
		Allied Waste Industries, Inc.
	1,565,962	Term Loan, 6.10%, Maturing January 15, 2012	$1,471,115
	2,604,404	Term Loan, 5.89%, Maturing January 15, 2012	2,446,660
		Big Dumpster Merger Sub, Inc.
	857,486	Term Loan, 7.08%, Maturing February 5, 2013	778,169
		Blue Waste B.V. (AVR Acquisition)
EUR	1,000,000	Term Loan, 7.02%, Maturing April 1, 2015	1,421,376
		EnergySolutions, LLC
	6,817	Term Loan, 7.10%, Maturing June 7, 2013	6,271
		Environmental Systems Products Holdings, Inc.
	466,049	Term Loan, 10.91%, Maturing December 12, 2010 (4)	466,049
		IESI Corp.
	3,464,706	Term Loan, 6.61%, Maturing January 20, 2012	3,261,155
		Kemble Water Structure Ltd.
GBP	1,750,000	Term Loan, 10.05%, Maturing October 13, 2013	3,269,175
		Sensus Metering Systems, Inc.
	759,214	Term Loan, 6.67%, Maturing December 17, 2010	725,050
	49,327	Term Loan, 6.88%, Maturing December 17, 2010	47,107
		Waste Services, Inc.
	1,000,000	Term Loan, 7.40%, Maturing March 31, 2011	940,000
		Wastequip, Inc.
	990,265	Term Loan, 7.08%, Maturing February 5, 2013	898,665
			$15,730,792

Electronics/Electrical — 1.8%
		AMI Semiconductor, Inc.
	2,102,603	Term Loan, 6.83%, Maturing April 1, 2012	$2,092,090
		Aspect Software, Inc.
	2,342,737	Term Loan, 7.94%, Maturing July 11, 2011	2,249,028
	2,350,000	Term Loan, 11.50%, Maturing July 11, 2013	2,220,750
		EnerSys Capital, Inc.
	1,520,269	Term Loan, 6.67%, Maturing March 17, 2011	1,474,661
		FCI International Loan Agreement, Series B
EUR	750,000	Term Loan, 6.99%, Maturing November 2, 2013	1,041,047
		Freescale Semiconductor, Inc.
	5,618,250	Term Loan, 6.38%, Maturing December 1, 2013	4,786,047
		Infor Enterprise Solutions Holdings
	3,439,321	Term Loan, 8.58%, Maturing July 28, 2012	3,129,783
	1,794,429	Term Loan, 8.58%, Maturing July 28, 2012	1,632,930
	500,000	Term Loan, 10.33%, Maturing March 2, 2014	428,750
	183,333	Term Loan, 11.08%, Maturing March 2, 2014	157,208
	316,667	Term Loan, 11.08%, Maturing March 2, 2014	271,542
		Network Solutions, LLC
	1,034,330	Term Loan, 6.99%, Maturing March 7, 2014	925,725
		Open Solutions, Inc.
	2,432,055	Term Loan, 5.85%, Maturing January 23, 2014	2,246,611
		Sensata Technologies Finance Co.
	3,767,625	Term Loan, 5.06%, Maturing April 27, 2013	3,396,246
		Spectrum Brands, Inc.
	83,608	Term Loan, 8.63%, Maturing March 30, 2013	77,797
	1,664,234	Term Loan, 8.65%, Maturing March 30, 2013	1,548,570
		SS&C Technologies, Inc.
	2,051,043	Term Loan, 6.83%, Maturing November 23, 2012	1,989,512
		TTM Technologies, Inc.
	360,000	Term Loan, 5.57%, Maturing October 27, 2012	352,800
		VeriFone, Inc.
	967,354	Term Loan, 5.25%, Maturing October 31, 2013	933,497
		Vertafore, Inc.
	2,481,297	Term Loan, 7.52%, Maturing January 31, 2012	2,344,826
	975,000	Term Loan, 11.02%, Maturing January 31, 2013	911,625
			$34,211,045
Equipment Leasing — 0.3%
		AWAS Capital, Inc.
	2,704,396	Term Loan, 10.94%, Maturing March 22, 2013	$2,447,478
		Maxim Crane Works, L.P.
	1,243,750	Term Loan, 6.60%, Maturing June 29, 2014	1,125,594
		The Hertz Corp.
	688,889	Term Loan, 6.66%, Maturing December 21, 2012	660,113
		United Rentals, Inc.
	519,459	Term Loan, 6.75%, Maturing February 14, 2011	498,681
	1,231,712	Term Loan, 6.09%, Maturing February 14, 2011	1,182,444
			$5,914,310
Farming/Agriculture — 0.3%
		BF Bolthouse HoldCo, LLC
	2,940,000	Term Loan, 7.00%, Maturing December 16, 2012	$2,789,325
	1,475,000	Term Loan, 10.33%, Maturing December 16, 2013	1,364,375
		Central Garden & Pet Co.
	2,505,375	Term Loan, 5.67%, Maturing February 28, 2014	2,185,940
			$6,339,640

Financial Intermediaries — 0.7%
		Citco III, Ltd.
	2,525,000	Term Loan, 6.97%, Maturing June 30, 2014	$2,395,594
		Grosvenor Capital Management
	705,741	Term Loan, 6.82%, Maturing December 5, 2013	673,983
		INVESTools, Inc.
	625,000	Term Loan, 8.09%, Maturing August 13, 2012	612,500
		Jupiter Asset Management Group
GBP	594,385	Term Loan, 8.73%, Maturing June 30, 2015	1,074,552
		LPL Holdings, Inc.
	5,600,784	Term Loan, 6.83%, Maturing December 18, 2014	5,285,740
		Nuveen Investments, Inc.
	2,025,000	Term Loan, 7.29%, Maturing November 2, 2014	1,965,674
		RJO Holdings Corp. (RJ O’Brien)
	673,313	Term Loan, 6.28%, Maturing July 31, 2014	536,967
		Travelex America Holdings, Inc.
	625,000	Term Loan, 6.49%, Maturing October 31, 2013	609,375
	625,000	Term Loan, 6.98%, Maturing October 31, 2014	612,500
			$13,766,885
Food Products — 1.7%
		Acosta, Inc.
2,979,625		Term Loan, 5.53%, Maturing July 28, 2013	$2,785,949
		Advantage Sales & Marketing, Inc.
3,580,957		Term Loan, 5.77%, Maturing March 29, 2013	3,330,290
598,349		Term Loan, 5.77%, Maturing March 29, 2013	556,464
		American Seafoods Group, LLC
1,109,850		Term Loan, 6.58%, Maturing September 30, 2011	1,073,086
		Birds Eye Foods, Inc.
429,583		Term Loan, 6.58%, Maturing March 22, 2013	403,808
		Chiquita Brands, LLC
3,330,054		Term Loan, 6.31%, Maturing June 28, 2012	3,253,463
		Dean Foods Co.
1,000,000		Term Loan, Maturing April 2, 2014 (2)	946,250
5,937,688		Term Loan, 6.58%, Maturing April 2, 2014	5,541,279
		MafCo Worldwide Corp.
895,568		Term Loan, 6.91%, Maturing December 8, 2011	870,940
		Michael Foods, Inc.
1,401,918		Term Loan, 6.85%, Maturing November 21, 2010	1,376,071
		Pinnacle Foods Finance, LLC
6,368,000		Term Loan, 7.48%, Maturing April 2, 2014	5,763,040
		Provimi Group SA
EUR	243,178	Term Loan, 6.46%, Maturing June 28, 2015	333,945
EUR	402,189	Term Loan, 6.46%, Maturing June 28, 2015	552,309
EUR	548,225	Term Loan, 6.46%, Maturing June 28, 2015	752,854
EUR	419,087	Term Loan, 6.46%, Maturing June 28, 2015	575,514
231,370		Term Loan, 6.57%, Maturing June 28, 2015	214,596
188,011		Term Loan, 6.57%, Maturing June 28, 2015	174,380
		Reddy Ice Group, Inc.
3,130,000		Term Loan, 6.13%, Maturing August 9, 2012	2,989,150
			$31,493,388
Food Service — 1.0%
		AFC Enterprises, Inc.
702,171		Term Loan, 7.13%, Maturing May 23, 2009	$684,617
		Aramark Corp.
293,517		Term Loan, 7.23%, Maturing January 26, 2014	271,136
4,614,037		Term Loan, 6.71%, Maturing January 26, 2014	4,262,217
GBP	990,000	Term Loan, 8.17%, Maturing January 27, 2014	1,800,830
		Buffets, Inc.
245,000		Term Loan, 7.83%, Maturing May 1, 2013	153,860
1,834,078		Term Loan, 7.98%, Maturing November 1, 2013	1,151,801
		Burger King Corp.
1,692,294		Term Loan, 6.38%, Maturing June 30, 2012	1,660,563
		CBRL Group, Inc.
2,313,013		Term Loan, 6.40%, Maturing April 27, 2013	2,180,015
		Denny’s, Inc.
163,417		Term Loan, 6.63%, Maturing March 31, 2012	158,514
673,642		Term Loan, 6.85%, Maturing March 31, 2012	653,433
		JRD Holdings, Inc.
1,896,094		Term Loan, 7.19%, Maturing June 26, 2014	1,815,510
		Maine Beverage Co., LLC
705,469		Term Loan, 6.58%, Maturing June 30, 2010	701,941
		NPC International, Inc.
500,000		Term Loan, 6.12%, Maturing May 3, 2013	461,875
		OSI Restaurant Partners, LLC
84,586		Term Loan, 7.31%, Maturing May 9, 2013	71,564
1,000,703		Term Loan, 7.13%, Maturing May 9, 2014	846,637
		QCE Finance, LLC
989,950		Term Loan, 7.03%, Maturing May 5, 2013	892,502
1,225,000		Term Loan, 10.58%, Maturing November 5, 2013	1,061,667
		Sagittarius Restaurants, LLC
491,250		Term Loan, 7.08%, Maturing March 29, 2013	442,125
			$19,270,807
Food/Drug Retailers — 1.4%
		General Nutrition Centers, Inc.
3,034,989		Term Loan, 7.04%, Maturing September 16, 2013	$2,596,433
		Iceland Foods Group, Ltd.
GBP	650,000	Term Loan, Maturing May 2, 2014 (2)	1,271,832
GBP	1,500,000	Term Loan, 8.71%, Maturing May 2, 2014	2,938,255
GBP	650,000	Term Loan, Maturing May 2, 2015 (2)	1,271,832
GBP	1,500,000	Term Loan, 9.21%, Maturing May 2, 2015	2,959,626
GBP	505,454	Term Loan, 10.84%, Maturing May 2, 2016	1,004,842
		Pantry, Inc. (The)
344,444		Term Loan, 0.00%, Maturing May 15, 2014 (3)	315,167
1,199,528		Term Loan, 5.03%, Maturing May 15, 2014	1,097,568
		Rite Aid Corp.
5,500,000		Term Loan, 5.71%, Maturing June 1, 2014	5,087,500
		Roundy’s Supermarkets, Inc.
5,698,221		Term Loan, 7.91%, Maturing November 3, 2011	5,488,099
		Supervalu, Inc.
1,940,438		Term Loan, 5.63%, Maturing June 1, 2012	1,854,197
			$25,885,351
Forest Products — 1.2%
		Appleton Papers, Inc.
1,915,375		Term Loan, 6.51%, Maturing June 5, 2014	$1,771,722
		Boise Cascade Holdings, LLC
1,095,117		Term Loan, 4.78%, Maturing April 30, 2014	1,080,059
4,865,372		Term Loan, 4.78%, Maturing April 30, 2014	4,798,473
		Georgia-Pacific Corp.
11,551,905		Term Loan, 6.87%, Maturing December 20, 2012	10,692,732
		INEOS Group
494,949		Term Loan, 7.36%, Maturing December 14, 2013	458,859
		Newpage Corp.
1,950,000		Term Loan, 8.69%, Maturing December 5, 2014	1,899,084
		Xerium Technologies, Inc.
1,886,385		Term Loan, 7.58%, Maturing May 18, 2012	1,711,894
			$22,412,823
Healthcare — 5.6%
		Accellent, Inc.
1,421,000		Term Loan, 7.79%, Maturing November 22, 2012	$1,214,955
		Alliance Imaging, Inc.
2,166,406		Term Loan, 6.26%, Maturing December 29, 2011	2,047,254
		American Medical Systems
1,930,842		Term Loan, 7.54%, Maturing July 20, 2012	1,757,066
		AMN Healthcare, Inc.
375,235		Term Loan, 6.58%, Maturing November 2, 2011	358,350
		AMR HoldCo, Inc.
2,181,126		Term Loan, 7.13%, Maturing February 10, 2012	2,110,239
		Biomet, Inc.
EUR	1,770,563	Term Loan, 7.78%, Maturing December 26, 2014	2,542,850
3,990,000		Term Loan, 7.86%, Maturing December 26, 2014	3,881,636
		Capio AB
EUR	227,051	Term Loan, 6.55%, Maturing April 24, 2015	324,826
EUR	272,949	Term Loan, 6.55%, Maturing April 24, 2015	390,489
EUR	227,051	Term Loan, 6.68%, Maturing April 16, 2016	326,087
EUR	272,949	Term Loan, 6.68%, Maturing April 24, 2016	392,004
		Cardinal Health 409, Inc.
EUR	1,990,000	Term Loan, 7.02%, Maturing April 10, 2014	2,732,780
2,189,000		Term Loan, 7.08%, Maturing April 10, 2014	1,953,683
		Carestream Health, Inc.
1,000,000		Term Loan, Maturing April 30, 2013 (2)	915,000
3,515,811		Term Loan, 5.76%, Maturing April 30, 2013	3,092,782
1,000,000		Term Loan, 9.40%, Maturing October 30, 2013	906,667

	Carl Zeiss Vision Holding GmbH
1,300,000	Term Loan, 7.64%, Maturing March 23, 2015	$1,239,333
	Community Health Systems, Inc.
552,204	Term Loan, 0.00%, Maturing July 25, 2014 (3)	511,001
10,979,660	Term Loan, 7.33%, Maturing July 25, 2014	10,160,412
	Concentra, Inc.
850,000	Term Loan, 10.33%, Maturing June 25, 2015	765,000
	ConMed Corp.
622,646	Term Loan, 4.79%, Maturing April 13, 2013	607,080
	CRC Health Corp.
641,875	Term Loan, 7.09%, Maturing February 6, 2013	621,014
589,538	Term Loan, 7.09%, Maturing February 6, 2013	570,378
	DaVita, Inc.
7,223,858	Term Loan, 5.57%, Maturing October 5, 2012	6,866,768
	DJO Finance, LLC
1,050,000	Term Loan, 7.83%, Maturing May 15, 2014	1,030,313
	Fresenius Medical Care Holdings
3,534,977	Term Loan, 6.25%, Maturing March 31, 2013	3,370,223
	Hanger Orthopedic Group, Inc.
1,556,094	Term Loan, 7.09%, Maturing May 30, 2013	1,482,180
	HCA, Inc.
9,850,500	Term Loan, 7.08%, Maturing November 18, 2013	9,126,331
	Health Management Association, Inc.
6,128,190	Term Loan, 6.56%, Maturing February 28, 2014	5,407,362
	HealthSouth Corp.
2,564,742	Term Loan, 6.91%, Maturing March 10, 2013	2,404,446
	Iasis Healthcare, LLC
1,229,540	Term Loan, 5.25%, Maturing March 14, 2014	1,124,005
423,291	Term Loan, 5.55%, Maturing March 14, 2014 (3)	386,959
112,878	Term Loan, 5.93%, Maturing March 14, 2014	103,189
	Ikaria Acquisition, Inc.
761,698	Term Loan, 7.08%, Maturing March 28, 2013	719,805
	IM US Holdings, LLC
900,000	Term Loan, 9.09%, Maturing June 26, 2015	843,750
	Invacare Corp.
2,668,230	Term Loan, 5.50%, Maturing February 12, 2013	2,536,486
	InVentiv Health, Inc.
942,722	Term Loan, Maturing July 6, 2014 (2)	890,873
57,278	Term Loan, Maturing July 6, 2014 (2)	54,127
77,143	Term Loan, 0.00%, Maturing July 6, 2014 (3)	73,405
1,266,493	Term Loan, 6.58%, Maturing July 6, 2014	1,210,643
	Leiner Health Products, Inc.
1,085,625	Term Loan, 9.65%, Maturing May 27, 2011	610,276
	LifeCare Holdings, Inc.
953,063	Term Loan, 9.10%, Maturing August 11, 2012	836,312
	LifePoint Hospitals, Inc.
2,959,542	Term Loan, 6.72%, Maturing April 15, 2012	2,770,871
	Magellan Health Services, Inc.
277,778	Term Loan, 6.29%, Maturing August 15, 2008	272,222
69,444	Term Loan, 6.74%, Maturing August 15, 2008	68,056
	Matria Healthcare, Inc.
1,204,228	Term Loan, 6.91%, Maturing January 19, 2012	1,174,122
	MultiPlan Merger Corp.
762,222	Term Loan, 5.77%, Maturing April 12, 2013	729,828
1,388,871	Term Loan, 5.77%, Maturing April 12, 2013	1,329,844
	Mylan, Inc.
775,000	Term Loan, 7.21%, Maturing October 2, 2014	759,500
	National Mentor Holdings, Inc.
81,200	Term Loan, 5.32%, Maturing June 29, 2013	75,313
1,348,268	Term Loan, 6.73%, Maturing June 29, 2013	1,250,519
	National Rental Institutes, Inc.
2,013,616	Term Loan, 7.13%, Maturing March 31, 2013	1,813,513

		Nyco Holdings
EUR	1,950,000	Term Loan, 7.01%, Maturing December 29, 2014	$2,348,231
EUR	1,950,000	Term Loan, 7.76%, Maturing December 29, 2015	2,362,666
		Physiotherapy Associates, Inc.
1,167,333		Term Loan, 8.09%, Maturing June 27, 2013	1,073,947
		RadNet Management, Inc.
717,752		Term Loan, 8.65%, Maturing November 15, 2012	698,911
		ReAble Therapeutics Finance, LLC
2,161,853		Term Loan, 6.83%, Maturing November 16, 2013	2,059,165
		Renal Advantage, Inc.
391,127		Term Loan, 7.47%, Maturing October 5, 2012	366,682
		Select Medical Holding Corp.
3,634,493		Term Loan, 6.99%, Maturing February 24, 2012	3,395,224
		Sunrise Medical Holdings, Inc.
2,092,560		Term Loan, 8.59%, Maturing May 13, 2010	1,883,304
		Vanguard Health Holding Co., LLC
2,214,972		Term Loan, 5.52%, Maturing September 23, 2011	2,057,155
		Viant Holdings, Inc.
771,125		Term Loan, 7.08%, Maturing June 25, 2014	698,832
			$105,686,244
Home Furnishings — 0.7%
		Hunter Fan Co.
70,714		Term Loan, 0.00%, Maturing April 16, 2014 (3)	$60,814
686,577		Term Loan, 7.38%, Maturing April 16, 2014	590,456
		Interline Brands, Inc.
1,294,418		Term Loan, 5.02%, Maturing June 23, 2013	1,266,912
894,620		Term Loan, 5.02%, Maturing June 23, 2013	875,609
		National Bedding Co., LLC
2,353,469		Term Loan, 5.97%, Maturing August 31, 2011	2,039,674
1,050,000		Term Loan, 8.26%, Maturing August 31, 2012	866,250
		Oreck Corp.
1,802,398		Term Loan, 7.66%, Maturing February 2, 2012 (4)	1,045,391
		Sanitec, Ltd. Oy
EUR	500,000	Term Loan, 7.54%, Maturing April 7, 2013	665,499
EUR	500,000	Term Loan, 8.04%, Maturing April 7, 2014	669,046
		Simmons Co.
3,677,152		Term Loan, 5.75%, Maturing December 19, 2011	3,359,997
1,000,000		Term Loan, 10.65%, Maturing February 15, 2012	780,000
			$12,219,648
Industrial Equipment — 1.6%
		Aearo Technologies, Inc.
500,000		Term Loan, 10.33%, Maturing September 24, 2013	$500,000
995,000		Term Loan, 7.08%, Maturing July 2, 2014	986,294
		Alliance Laundry Holdings, LLC
413,856		Term Loan, 7.63%, Maturing January 27, 2012	399,371
		Brand Energy & Infrastructure Service, Inc.
1,072,313		Term Loan, 7.91%, Maturing February 7, 2014	1,032,101
		CEVA Group PLC U.S.
EUR	305,617	Term Loan, 7.19%, Maturing January 4, 2014	436,282
EUR	518,972	Term Loan, 7.19%, Maturing January 4, 2014	740,856
EUR	637,819	Term Loan, 7.19%, Maturing January 4, 2014	910,516
1,446,678		Term Loan, 7.24%, Maturing January 4, 2014	1,410,511
EUR	1,597,365	Term Loan, 7.77%, Maturing January 4, 2014	2,292,137
171,053		Term Loan, 7.83%, Maturing January 4, 2014	166,776
		Colfax Corp.
2,239,024		Term Loan, 7.13%, Maturing May 30, 2009	2,205,438
		EPD Holdings (Goodyear Engineering Products)
807,352		Term loan, 5.75%, Maturing July 13, 2014	730,653
115,625		Term Loan, 5.78%, Maturing July 13, 2014	104,641
1,100,000		Term Loan, 8.99%, Maturing July 13, 2015	979,459
		Flowserve Corp.
2,314,079		Term Loan, 6.40%, Maturing August 10, 2012	2,254,300
		FR Brand Acquisition Corp.
992,500		Term Loan, 7.14%, Maturing February 7, 2014	927,988

	Generac Acquisition Corp.
2,680,399	Term Loan, 7.20%, Maturing November 7, 2013	$2,259,193
500,000	Term Loan, 10.70%, Maturing April 7, 2014	376,072
	Gleason Corp.
743,297	Term Loan, 6.56%, Maturing June 30, 2013	695,912
280,361	Term Loan, 6.56%, Maturing June 30, 2013	262,488
	Itron, Inc.
EUR 475,112	Term Loan, 6.78%, Maturing April 18, 2014	657,433
	Jason, Inc.
646,750	Term Loan, 6.52%, Maturing April 30, 2010	614,413
	John Maneely Co.
2,515,969	Term Loan, 7.77%, Maturing December 8, 2013	2,161,937
	KION Group GmbH
250,000	Term Loan, 6.75%, Maturing December 23, 2014	227,188
250,000	Term Loan, 7.25%, Maturing December 23, 2015	228,438
	Polypore, Inc.
4,328,250	Term Loan, 5.52%, Maturing July 3, 2014	4,079,376
	Sequa Corp.
1,000,000	Term Loan, 8.08%, Maturing November 30, 2014	955,833
	TFS Acquisition Corp.
888,750	Term Loan, 8.33%, Maturing August 11, 2013	853,200
		$29,448,806
Insurance — 0.7%
	Alliant Holdings I, Inc.
1,346,625	Term Loan, 7.83%, Maturing August 21, 2014	$1,272,561
	Applied Systems, Inc.
994,962	Term Loan, 7.19%, Maturing September 26, 2013	945,214
	CCC Information Services Group, Inc.
1,116,500	Term Loan, 7.36%, Maturing February 10, 2013	1,088,588
	Conseco, Inc.
4,698,688	Term Loan, 5.27%, Maturing October 10, 2013	4,256,227
	Crawford & Company
1,628,661	Term Loan, 7.58%, Maturing October 31, 2013	1,522,798
	Crump Group, Inc.
1,402,668	Term Loan, 7.83%, Maturing August 4, 2014	1,381,628
	Hub International Holdings, Inc.
219,008	Term Loan, 6.07%, Maturing June 13, 2014 (3)	197,107
975,490	Term Loan, 7.33%, Maturing June 13, 2014	877,941
	U.S.I. Holdings Corp.
1,194,000	Term Loan, 7.58%, Maturing May 4, 2014	1,107,435
		$12,649,499
Leisure Goods/Activities/Movies — 4.3%
	24 Hour Fitness Worldwide, Inc.
1,984,650	Term Loan, 6.95%, Maturing June 8, 2012	$1,806,032
	AMC Entertainment, Inc.
2,229,500	Term Loan, 5.04%, Maturing January 26, 2013	2,060,696
	AMF Bowling Worldwide, Inc.
1,300,000	Term Loan, 11.81%, Maturing December 8, 2013	1,215,500
	Butterfly Wendel US, Inc.
387,500	Term Loan, 7.65%, Maturing June 22, 2013	355,854
387,500	Term Loan, 7.40%, Maturing June 22, 2014	353,917
	Carmike Cinemas, Inc.
2,939,698	Term Loan, 8.50%, Maturing May 19, 2012	2,748,618
	Cedar Fair, L.P.
492,500	Term Loan, 5.28%, Maturing August 31, 2011	461,934
3,964,625	Term Loan, 5.27%, Maturing August 30, 2012	3,718,572
	Cinemark, Inc.
4,746,105	Term Loan, 6.51%, Maturing October 5, 2013	4,353,811
	Dave & Buster’s, Inc.
585,000	Term Loan, 7.10%, Maturing March 8, 2013	573,300
982,500	Term Loan, 7.10%, Maturing March 8, 2013	962,850
	Deluxe Entertainment Services
41,339	Term Loan, 7.08%, Maturing January 28, 2011	36,791
862,769	Term Loan, 7.08%, Maturing January 28, 2011	767,865
79,750	Term Loan, 7.08%, Maturing January 28, 2011	70,978
	Easton-Bell Sports, Inc.
1,473,750	Term Loan, 6.85%, Maturing March 16, 2012	1,336,200

		Formula One (Project Alpha III)
2,000,000		Term Loan, Maturing October 13, 2014 (2)	$1,868,750
		HEI Acquisition, LLC
2,775,000		Term Loan, 7.31%, Maturing April 13, 2014	2,719,500
		Mega Blocks, Inc.
1,484,772		Term Loan, 5.50%, Maturing July 26, 2012	1,310,311
		Metro-Goldwyn-Mayer Holdings, Inc.
10,189,725		Term Loan, 8.11%, Maturing April 8, 2012	9,105,905
		National CineMedia, LLC
2,575,000		Term Loan, 6.87%, Maturing February 13, 2015	2,349,688
		Red Football, Ltd.
GBP	4,750,000	Term Loan, 8.50%, Maturing August 16, 2014	9,061,342
GBP	4,750,000	Term Loan, 8.75%, Maturing August 16, 2015	9,108,557
		Regal Cinemas Corp.
6,273,100		Term Loan, 6.33%, Maturing November 10, 2010	5,823,645
		Revolution Studios Distribution Co., LLC
1,595,626		Term Loan, 7.03%, Maturing December 21, 2014	1,539,779
1,050,000		Term Loan, 10.28%, Maturing June 21, 2015	1,023,750
		Six Flags Theme Parks, Inc.
4,502,375		Term Loan, 7.25%, Maturing April 30, 2015	3,902,686
		Southwest Sports Group, LLC
1,450,000		Term Loan, 5.75%, Maturing December 22, 2010	1,384,750
		Universal City Development Partners, Ltd.
2,912,921		Term Loan, 6.45%, Maturing June 9, 2011	2,856,483
		WMG Acquisition Corp.
900,000		Revolving Loan, 0.00%, Maturing February 28, 2010 (3)	861,188
6,946,760		Term Loan, 6.73%, Maturing February 28, 2011	6,512,588
			$80,251,840
Lodging and Casinos — 1.9%
		Bally Technologies, Inc.
5,450,512		Term Loan, 7.36%, Maturing September 5, 2009	$5,421,559
		CCM Merger, Inc.
2,572,813		Term Loan, 6.90%, Maturing April 25, 2012	2,405,580
		Gala Electric Casinos, Ltd.
GBP	500,000	Term Loan, Maturing December 12, 2013 (2)	952,552
GBP	1,000,000	Term Loan, 8.81%, Maturing December 12, 2013	1,771,007
GBP	500,000	Term Loan, Maturing December 12, 2014 (2)	952,552
GBP	1,000,000	Term Loan, 9.29%, Maturing December 12, 2014	1,784,262
		Green Valley Ranch Gaming, LLC
645,392		Term Loan, 6.99%, Maturing February 16, 2014	574,399
		Isle of Capri Casinos, Inc.
798,529		Term Loan, 5.04%, Maturing November 30, 2013	702,706
2,648,456		Term Loan, 6.58%, Maturing November 30, 2013	2,330,641
1,059,382		Term Loan, 6.58%, Maturing November 30, 2013	932,257
		LodgeNet Entertainment Corp.
1,194,000		Term Loan, 6.83%, Maturing April 4, 2014	1,107,435
		New World Gaming Partners, Ltd.
1,458,333		Term Loan, 7.23%, Maturing June 30, 2014	1,294,271
291,667		Term Loan, 7.23%, Maturing June 30, 2014	258,854
		Penn National Gaming, Inc.
7,746,687		Term Loan, 5.66%, Maturing October 3, 2012	7,584,007
		Venetian Casino Resort/Las Vegas Sands Inc.
1,240,000		Term Loan, 0.00%, Maturing May 14, 2014 (3)	1,101,663
4,935,200		Term Loan, 6.58%, Maturing May 23, 2014	4,384,619
		VML US Finance, LLC
2,300,000		Term Loan, 7.08%, Maturing May 25, 2013	2,149,702
		Wimar OpCo, LLC
900,262		Term Loan, 9.25%, Maturing January 3, 2012	892,572
			$36,600,638

Nonferrous Metals/Minerals — 1.4%
	Alpha Natural Resources, LLC
2,750,875	Term Loan, 6.59%, Maturing October 26, 2012	$2,706,173
	Compass Minerals Group, Inc.
2,770,641	Term Loan, 6.24%, Maturing December 22, 2012	2,687,522
	Euramax International, Inc.
698,264	Term Loan, 7.81%, Maturing June 28, 2012	601,671
501,316	Term Loan, 12.65%, Maturing June 28, 2013	374,984
248,684	Term Loan, 12.65%, Maturing June 28, 2013	186,016
	Magnum Coal Co.
2,411,591	Term Loan, 6.50%, Maturing March 15, 2013	2,098,084
245,455	Term Loan, 6.53%, Maturing March 15, 2013	213,545
	Murray Energy Corp.
953,050	Term Loan, 7.91%, Maturing January 28, 2010	910,163
	Neo Material Technologies, Inc.
1,423,125	Term Loan, 8.31%, Maturing August 31, 2009	1,423,125
	Noranda Aluminum Acquisition
572,063	Term Loan, 6.91%, Maturing May 18, 2014	541,076
	Novelis, Inc.
909,492	Term Loan, 6.83%, Maturing June 28, 2014	837,870
2,000,883	Term Loan, 6.83%, Maturing June 28, 2014	1,843,313
	Oxbow Carbon and Mineral Holdings
1,834,991	Term Loan, 6.82%, Maturing May 8, 2014	1,656,079
164,275	Term Loan, 6.83%, Maturing May 8, 2014	148,258
	Stillwater Mining Co.
4,805,188	Term Loan, 5.81%, Maturing July 30, 2010	4,745,123
	Thompson Creek Metals Co.
1,562,765	Term Loan, 9.40%, Maturing October 26, 2012	1,547,137
	Tube City IMS Corp.
324,324	Term Loan, 7.08%, Maturing January 25, 2014	303,784
2,655,608	Term Loan, 7.08%, Maturing January 25, 2014	2,487,420
		$25,311,343
Oil and Gas — 1.2%
	Atlas Pipeline Partners L.P.
2,200,000	Term Loan, 6.03%, Maturing July 20, 2014	$2,164,250
	Big West Oil, LLC
577,500	Term Loan, 0.00%, Maturing May 1, 2014 (3)	548,625
467,250	Term Loan, 5.50%, Maturing May 1, 2014	443,888
	Citgo Petroleum Corp.
1,913,501	Term Loan, 4.86%, Maturing November 15, 2012	1,841,745
	Dresser, Inc.
834,798	Term Loan, 7.41%, Maturing May 4, 2014	750,275
1,250,000	Term Loan, 11.13%, Maturing May 4, 2015	1,131,250
	Dynegy Holdings, Inc.
923,990	Term Loan, Maturing April 2, 2013 (2)	853,305
76,010	Term Loan, Maturing April 2, 2013 (2)	70,195
	Enterprise GP Holdings L.P.
1,550,000	Term Loan, 6.75%, Maturing October 31, 2014	1,536,438
	Hercules Offshore, Inc.
995,000	Term Loan, 6.58%, Maturing July 6, 2013	955,324
	IFM (US) Colonial Pipeline 2, LLC
942,875	Term Loan, 7.09%, Maturing February 27, 2012	924,018
	Kinder Morgan, Inc.
5,474,655	Term Loan, 4.78%, Maturing May 21, 2014	5,425,509
	Primary Natural Resources, Inc.
1,965,000	Term Loan, 6.00%, Maturing July 28, 2010 (4)	1,930,023
	Targa Resources, Inc.
1,602,972	Term Loan, 6.84%, Maturing October 31, 2012	1,539,654
1,428,245	Term Loan, 6.90%, Maturing October 31, 2012	1,371,829
	Volnay Acquisition Co.
890,000	Term Loan, 5.27%, Maturing January 12, 2014	872,200
		$22,358,528

Publishing — 4.4%
		American Media Operations, Inc.
3,825,000		Term Loan, 8.25%, Maturing January 31, 2013	$3,595,500
		Aster Zweite Beteiligungs GmbH
EUR	472,333	Term Loan, 7.00%, Maturing September 27, 2013	650,207
1,075,000		Term Loan, 7.39%, Maturing September 27, 2013	1,003,244
		CanWest MediaWorks, Ltd.
1,169,125		Term Loan, 7.08%, Maturing July 10, 2014	1,128,206
		Dex Media West, LLC
4,323,332		Term Loan, 6.43%, Maturing March 9, 2010	4,197,346
		GateHouse Media Operating, Inc.
800,000		Term Loan, 6.50%, Maturing August 28, 2014	640,000
1,850,000		Term Loan, 7.07%, Maturing August 28, 2014	1,480,000
975,000		Term Loan, 7.41%, Maturing August 28, 2014	799,500
		Idearc, Inc.
12,399,750		Term Loan, 6.83%, Maturing November 17, 2014	11,334,500
		Laureate Education, Inc.
433,619		Term Loan, 0.00%, Maturing August 17, 2014 (3)	405,434
2,919,607		Term Loan, 8.73%, Maturing August 17, 2014	2,729,833
		MediaNews Group, Inc.
1,255,875		Term Loan, 7.08%, Maturing August 2, 2013	1,061,214
		Mediannuaire Holding
EUR	1,000,000	Term Loan, 7.18%, Maturing October 10, 2014	1,340,683
EUR	1,000,000	Term Loan, 7.68%, Maturing October 10, 2015	1,351,048
EUR	1,000,000	Term Loan, 9.18%, Maturing April 10, 2016	1,325,877
		Merrill Communications, LLC
1,451,970		Term Loan, 6.46%, Maturing February 9, 2009	1,379,371
		Nebraska Book Co., Inc.
917,172		Term Loan, 7.65%, Maturing March 4, 2011	890,804
		Nelson Education, Ltd.
673,313		Term Loan, 7.33%, Maturing July 5, 2014	623,235
		Nielsen Finance, LLC
9,010,964		Term Loan, 6.96%, Maturing August 9, 2013	8,352,659
		Penton Media, Inc.
992,500		Term Loan, 5.52%, Maturing February 1, 2013	887,667
		Philadelphia Newspapers, LLC
1,043,811		Term Loan, 7.92%, Maturing June 29, 2013	928,992
		R.H. Donnelley Corp.
4,124,044		Term Loan, 6.40%, Maturing June 30, 2010	3,923,512
		Reader’s Digest Association
7,915,188		Term Loan, 7.19%, Maturing March 2, 2014	6,942,276
		SGS International, Inc.
906,500		Term Loan, 7.29%, Maturing December 30, 2011	883,838
		Source Media, Inc.
2,332,742		Term Loan, 7.08%, Maturing November 8, 2011	2,216,105
		SP Newsprint Co.
1,305,204		Term Loan, 7.02%, Maturing January 9, 2010	1,181,210
		Springer Science+Business Media
563,580		Term Loan, Maturing May 5, 2011 (2)	529,589
505,808		Term Loan, Maturing May 5, 2012 (2)	477,830
430,613		Term Loan, Maturing May 5, 2012 (2)	406,794
		TL Acquisitions, Inc.
3,266,813		Term Loan, 6.20%, Maturing July 5, 2014	2,949,206
		Trader Media Corp.
GBP	2,309,688	Term Loan, 7.68%, Maturing March 23, 2015	4,258,763
		Tribune Co.
2,660,000		Term Loan, 7.40%, Maturing May 17, 2009	2,491,258
4,253,625		Term Loan, 7.91%, Maturing May 17, 2014	3,207,765
		Xsys US, Inc.
EUR	527,667	Term Loan, 7.00%, Maturing September 27, 2013	726,380
		Xsys, Inc.
1,290,100		Term Loan, 7.39%, Maturing September 27, 2013	1,203,986
1,290,100		Term Loan, 7.39%, Maturing September 27, 2014	1,211,081
		Yell Group, PLC
3,425,000		Term Loan, 5.27%, Maturing February 10, 2013	3,225,388
			$81,940,301

Radio and Television — 2.4%
		Block Communications, Inc.
	2,058,000	Term Loan, 6.83%, Maturing December 22, 2011	$1,903,650
		CMP KC, LLC
	973,688	Term Loan, 8.47%, Maturing May 5, 2013	890,924
		CMP Susquehanna Corp.
	1,000,000	Term Loan, Maturing May 5, 2013 (2)	932,500
	1,756,179	Term Loan, 5.81%, Maturing May 5, 2013	1,503,274
		Discovery Communications, Inc.
	3,457,625	Term Loan, 6.83%, Maturing April 30, 2014	3,293,388
		Emmis Operating Co.
	1,063,235	Term Loan, 6.84%, Maturing November 2, 2013	968,209
		Entravision Communications Corp.
	1,776,000	Term Loan, 6.23%, Maturing September 29, 2013	1,639,839
		Gray Television, Inc.
	2,658,250	Term Loan, 6.21%, Maturing January 19, 2015	2,395,748
		HIT Entertainment, Inc.
	2,444,984	Term Loan, 6.60%, Maturing March 20, 2012	2,212,710
		NEP II, Inc.
	843,621	Term Loan, 7.11%, Maturing February 16, 2014	797,925
		Nexstar Broadcasting, Inc.
	2,118,500	Term Loan, 6.58%, Maturing October 1, 2012	1,927,835
	2,005,936	Term Loan, 6.58%, Maturing October 1, 2012	1,825,402
		NextMedia Operating, Inc.
	261,997	Term Loan, 5.99%, Maturing November 15, 2012	243,657
	116,443	Term Loan, 6.32%, Maturing November 15, 2012	108,292
		PanAmSat Corp.
	3,209,375	Term Loan, 6.60%, Maturing January 3, 2014	2,810,495
		Paxson Communications Corp.
	3,250,000	Term Loan, 7.51%, Maturing January 15, 2012	3,055,000
		Raycom TV Broadcasting, LLC
	1,900,000	Term Loan, 4.81%, Maturing June 25, 2014	1,767,000
		SFX Entertainment
	1,492,510	Term Loan, 7.58%, Maturing June 21, 2013	1,447,734
		Sirius Satellite Radio, Inc.
	748,125	Term Loan, 5.56%, Maturing December 19, 2012	665,831
		Tyrol Acquisition 2 SAS
EUR	1,050,000	Term Loan, 6.19%, Maturing January 19, 2015	1,364,541
EUR	1,050,000	Term Loan, 6.65%, Maturing January 19, 2016	1,371,608
		Univision Communications, Inc.
	1,000,000	Term Loan, 5.77%, Maturing March 29, 2009	946,875
	390,940	Term Loan, 0.00%, Maturing September 29, 2014 (3)	322,566
	11,259,060	Term Loan, 5.49%, Maturing September 29, 2014	9,289,896
		Young Broadcasting, Inc.
	2,333,915	Term Loan, 7.16%, Maturing November 3, 2012	2,129,698
			$45,814,597
Rail Industries — 0.3%
		Kansas City Southern Railway Co.
	3,349,000	Term Loan, 6.58%, Maturing March 30, 2008	$3,264,230
		RailAmerica, Inc.
	2,225,000	Term Loan, 7.12%, Maturing August 14, 2008	2,180,500
			$5,444,730
Retailers (Except Food and Drug) — 1.3%
		American Achievement Corp.
	1,432,671	Term Loan, 6.70%, Maturing March 25, 2011	$1,346,711
		Amscan Holdings, Inc.
	719,563	Term Loan, 6.35%, Maturing May 25, 2013	658,400
		Claire’s Stores, Inc.
	497,500	Term Loan, 6.47%, Maturing May 24, 2014	407,701

		Cumberland Farms, Inc.
2,038,003		Term Loan, 6.06%, Maturing September 29, 2013	$1,997,243
		FTD, Inc.
800,562		Term Loan, 5.03%, Maturing July 28, 2013	794,558
		Harbor Freight Tools USA, Inc.
2,545,569		Term Loan, 6.21%, Maturing July 15, 2010	2,322,831
		Josten’s Corp.
1,991,336		Term Loan, 6.72%, Maturing October 4, 2011	1,954,829
		Mapco Express, Inc.
2,406,685		Term Loan, 6.01%, Maturing April 28, 2011	2,292,367
		Neiman Marcus Group, Inc.
1,542,722		Term Loan, 6.69%, Maturing April 5, 2013	1,421,876
		Orbitz Worldwide, Inc.
1,695,750		Term Loan, 7.05%, Maturing July 25, 2014	1,564,329
		Oriental Trading Co., Inc.
1,150,000		Term Loan, 9.28%, Maturing January 31, 2013	966,000
2,089,326		Term Loan, 6.42%, Maturing July 31, 2013	1,859,500
		Rent-A-Center, Inc.
1,354,792		Term Loan, 6.72%, Maturing November 15, 2012	1,244,715
		Savers, Inc.
451,142		Term Loan, 7.58%, Maturing August 11, 2012	437,608
491,028		Term Loan, 7.58%, Maturing August 11, 2012	476,297
		Vivarte
EUR	836,310	Term Loan, 6.20%, Maturing May 29, 2015	928,323
EUR	130,208	Term Loan, 6.20%, Maturing May 29, 2015	144,534
EUR	33,482	Term Loan, 6.20%, Maturing May 29, 2015	37,166
EUR	836,310	Term Loan, 6.70%, Maturing May 29, 2016	933,323
EUR	130,208	Term Loan, 6.70%, Maturing May 29, 2016	145,313
EUR	33,482	Term Loan, 6.70%, Maturing May 29, 2016	37,366
		Yankee Candle Company, Inc. (The)
3,485,341		Term Loan, 6.83%, Maturing February 6, 2014	3,158,591
			$25,129,581
Steel — 0.2%
		Algoma Acquisition Corp.
2,249,840		Term Loan, 7.33%, Maturing June 20, 2013	$2,097,976
		Gibraltar Industries, Inc.
594,538		Term Loan, 6.62%, Maturing December 8, 2010	581,161
		Niagara Corp.
1,467,625		Term Loan, 8.27%, Maturing June 29, 2014	1,291,510
			$3,970,647
Surface Transport — 0.4%
		Gainey Corp.
1,929,626		Term Loan, 10.00%, Maturing April 20, 2012	$1,289,633
		Oshkosh Truck Corp.
2,518,125		Term Loan, 6.90%, Maturing December 6, 2013	2,338,996
		Ozburn-Hessey Holding Co., LLC
586,905		Term Loan, 7.10%, Maturing August 9, 2012	525,280
		SIRVA Worldwide, Inc.
1,572,517		Term Loan, 11.82%, Maturing December 1, 2010	824,916
		Swift Transportation Co., Inc.
4,020,930		Term Loan, 8.19%, Maturing May 10, 2014	3,119,993
			$8,098,818
Telecommunications — 2.5%
		Alltell Communication
500,000		Term Loan, Maturing May 16, 2015 (2)	$481,875
1,470,062		Term Loan, 6.77%, Maturing May 16, 2015	1,317,448
		Asurion Corp.
2,450,000		Term Loan, 7.88%, Maturing July 13, 2012	2,235,625
1,000,000		Term Loan, 11.18%, Maturing January 13, 2013	908,125
		BCM Luxembourg, Ltd.
EUR	1,500,000	Term Loan, Maturing September 30, 2014 (2)	2,146,920

EUR	1,375,000	Term Loan, 6.63%, Maturing September 30, 2014	$1,797,646
EUR	1,500,000	Term Loan, Maturing September 30, 2015 (2)	2,146,920
EUR	1,375,000	Term Loan, 6.88%, Maturing September 30, 2015	1,820,539
EUR	1,500,000	Term Loan, 9.00%, Maturing March 31, 2016	2,045,449
		Centennial Cellular Operating Co., LLC
3,533,773		Term Loan, 6.85%, Maturing February 9, 2011	3,426,286
		CommScope, Inc.
1,500,000		Term Loan, 7.06%, Maturing November 19, 2014	1,470,000
		FairPoint Communications, Inc.
3,200,000		Term Loan, 6.63%, Maturing February 8, 2012	3,157,600
		Intelsat Bermuda, Ltd.
1,425,000		Term Loan, 7.13%, Maturing February 1, 2014	1,395,906
		Intelsat Subsidiary Holding Co.
1,283,750		Term Loan, 6.35%, Maturing July 3, 2013	1,205,441
		Iowa Telecommunications Services
3,208,000		Term Loan, 6.68%, Maturing November 23, 2011	3,053,615
		IPC Systems, Inc.
GBP	1,691,500	Term Loan, 8.26%, Maturing May 31, 2014	2,799,449
		Macquarie UK Broadcast Ventures, Ltd.
GBP	1,100,000	Term Loan, 7.95%, Maturing December 26, 2014	1,929,851
		NTelos, Inc.
1,748,105		Term Loan, 5.53%, Maturing August 24, 2011	1,696,209
		Palm, Inc.
1,072,313		Term Loan, 6.78%, Maturing April 24, 2014	785,469
		Stratos Global Corp.
1,262,250		Term Loan, 7.59%, Maturing February 13, 2012	1,205,449
		Telesat Canada, Inc.
70,546		Term Loan, 0.00%, Maturing October 22, 2014 (3)	66,931
825,394		Term Loan, 6.92%, Maturing October 22, 2014	783,092
		Trilogy International Partners
1,225,000		Term Loan, 8.33%, Maturing June 29, 2012	1,120,875
		Triton PCS, Inc.
4,460,815		Term Loan, 6.53%, Maturing November 18, 2009	4,438,511
		Windstream Corp.
4,020,444		Term Loan, 5.50%, Maturing July 17, 2013	3,911,140
			$47,346,371
Utilities — 1.6%
		AEI Finance Holding, LLC
388,674		Revolving Loan, 7.83%, Maturing March 30, 2012	$359,523
2,897,954		Term Loan, 7.83%, Maturing March 30, 2014	2,680,607
		Astoria Generating Co.
974,210		Term Loan, 6.91%, Maturing February 23, 2013	933,780
1,250,000		Term Loan, 8.66%, Maturing August 23, 2013	1,194,531
		BRSP, LLC
2,335,754		Term Loan, 7.91%, Maturing July 13, 2009	2,289,039
		Calpine Corp.
1,191,000		DIP Loan, 7.08%, Maturing March 30, 2009	1,065,945
		Covanta Energy Corp.
767,010		Term Loan, 6.20%, Maturing February 9, 2014	723,546
1,546,305		Term Loan, 6.57%, Maturing February 9, 2014	1,458,680
		Electricinvest Holding Co.
EUR	536,193	Term Loan, 8.33%, Maturing October 24, 2012	726,407
GBP	540,000	Term Loan, 9.73%, Maturing October 24, 2012	978,693
		Elster Group GmbH (Ruhrgas)
EUR	431,988	Term Loan, 6.81%, Maturing June 12, 2013	624,068
EUR	431,988	Term Loan, 7.31%, Maturing June 12, 2014	627,494
		LS Power Acquisition Co.
798,744		Term Loan, 8.58%, Maturing November 1, 2014	788,759
		Mirant North America, LLC
1,109,606		Term Loan, 5.02%, Maturing January 3, 2013	1,063,372
		NRG Energy, Inc.
2,994,481		Term Loan, 6.48%, Maturing June 1, 2014	2,758,291
6,485,311		Term Loan, 6.58%, Maturing June 1, 2014	5,973,783
		Pike Electric, Inc.
558,099		Term Loan, 5.88%, Maturing July 1, 2012	548,333
420,465		Term Loan, 5.50%, Maturing December 10, 2012	413,107

	TXU Texas Competitive Electric Holdings Co., LLC
1,147,125	Term Loan, 8.40%, Maturing October 10, 2014	$1,057,832
3,142,125	Term Loan, 8.40%, Maturing October 10, 2014	2,907,895
	Vulcan Energy Corp.
1,412,275	Term Loan, 6.38%, Maturing July 23, 2010	1,331,069
		$30,504,754
Total Senior Floating-Rate Interests (identified cost $1,301,140,477)		$1,213,662,911

Corporate Bonds & Notes — 40.5%

Principal
Amount
(000’s omitted)	Security	Value
Aerospace and Defense — 0.2%
	Alion Science and Technologies
$1,500	10.25%, 2/1/15	$1,177,500
	Bombardier, Inc.
1,425	8.00%, 11/15/14 (5)	1,496,250
	DRS Technologies, Inc., Sr. Sub. Notes
875	7.625%, 2/1/18	868,437
		$3,542,187
Automotive — 0.9%
	Altra Industrial Motion, Inc.
$3,590	9.00%, 12/1/11	$3,518,200
	American Axle & Manufacturing, Inc.
1,480	7.875%, 3/1/17	1,335,700
	Commercial Vehicle Group, Inc., Sr. Notes
1,100	8.00%, 7/1/13	936,375
	Goodyear Tire & Rubber Co., Sr. Notes, Variable Rate
2,010	8.663%, 12/1/09	2,015,025
	Tenneco Automotive, Global Shares, Series B
6,073	10.25%, 7/15/13	6,467,745
	Tenneco, Inc., Sr. Notes
1,085	8.125%, 11/15/15 (5)	1,085,000
	United Components, Inc., Sr. Sub. Notes
990	9.375%, 6/15/13	925,650
		$16,283,695
Broadcast Radio and Television — 0.2%
	CanWest Media, Inc.
$1,950	8.00%, 9/15/12	$1,857,831
	Warner Music Group, Sr. Sub. Notes
1,570	7.375%, 4/15/14	1,232,450
		$3,090,281
Brokers/Dealers/Investment Houses — 0.3%
	Nuveen Investments, Inc.
$540	5.00%, 9/15/10	$488,700
	Nuveen Investments, Inc., Sr. Notes
6,125	10.50%, 11/15/15 (5)	5,971,875
		$6,460,575
Building and Development — 1.1%
	Goodman Global Holdings, Inc., Sr. Notes, Variable Rate
$3,398	7.991%, 6/15/12	$3,431,980
	Interline Brands, Inc., Sr. Sub. Notes
1,475	8.125%, 6/15/14	1,445,500
	Nortek, Inc., Sr. Sub. Notes
9,850	8.50%, 9/1/14	7,732,250
	NTK Holdings, Inc., Sr. Disc. Notes (0% until 2009)
4,020	10.75%, 3/1/14	2,271,300
	Panolam Industries International
5,995	10.75%, 10/1/13	4,945,875
	Stanley Martin Co.
870	9.75%, 8/15/15	439,350
		$20,266,255

Business Equipment and Services — 3.2%
	Affinion Group, Inc.
$1,065	10.125%, 10/15/13	$1,059,675
1,490	11.50%, 10/15/15	1,385,700
	Aramark Corp., Sr. Notes
950	8.50%, 2/1/15	950,000
	Ceridian Corp., Sr. Notes
7,460	11.25%, 11/15/15 (5)	6,341,000
	Education Management, LLC
5,270	8.75%, 6/1/14	5,098,725
7,975	10.25%, 6/1/16	7,636,062
	KAR Holdings, Inc., Sr. Notes
360	8.75%, 5/1/14 (5)	322,200
	KAR Holdings, Inc., Sr. Notes, Variable Rate
1,295	8.911%, 5/1/14 (5)	1,081,325
	MediMedia USA, Inc., Sr. Sub Notes
2,415	11.375%, 11/15/14 (5)	2,499,525
	Muzak, LLC/Muzak Finance, Sr. Notes
5,250	10.00%, 2/15/09	4,921,875
	Neff Corp., Sr. Notes
705	10.00%, 6/1/15	338,400
	Norcross Safety Products, LLC / Norcross Capital Corp., Sr. Sub. Notes, Series B
5,100	9.875%, 8/15/11	5,265,750
	Safety Products Holdings, Inc., Sr. Notes (PIK)
7,736	11.75%, 1/1/12	8,105,186
	SunGard Data Systems, Inc.
1,165	9.125%, 8/15/13	1,188,300
	Travelport, LLC
5,000	9.875%, 9/1/14	4,825,000
1,289	11.875%, 9/1/16	1,230,995
	United Rentals North America, Inc.
365	6.50%, 2/15/12	337,625
	West Corp.
7,510	9.50%, 10/15/14	7,021,850
		$59,609,193
Cable and Satellite Television — 1.0%
	Cablevision Systems Corp., Sr. Notes, Series B
$1,345	8.00%, 4/15/12	$1,294,562
	CCH II, LLC/CCH II Capital Co.
3,765	10.25%, 9/15/10	3,567,337
	CCO Holdings, LLC/CCO Capital Corp., Sr. Notes
10,295	8.75%, 11/15/13	9,625,825
	Kabel Deutschland GmbH
1,955	10.625%, 7/1/14	1,989,212
	Mediacom Broadband Group Corp., LLC, Sr. Notes
2,475	8.50%, 10/15/15	2,041,875
		$18,518,811
Chemicals and Plastics — 0.6%
	CII Carbon, LLC
$1,300	11.125%, 11/15/15 (5)	$1,248,000
	INEOS Group Holdings PLC
2,455	8.50%, 2/15/16 (5)	1,927,175
	Nova Chemicals Corp., Sr. Notes, Variable Rate
2,145	7.863%, 11/15/13	1,833,975
	Reichhold Industries, Inc., Sr. Notes
7,255	9.00%, 8/15/14 (5)	7,182,450
		$12,191,600
Clothing/Textiles — 1.5%
	Levi Strauss & Co., Sr. Notes
$2,925	9.75%, 1/15/15	$2,859,187
410	8.875%, 4/1/16	391,550
	Oxford Industries, Inc., Sr. Notes
13,450	8.875%, 6/1/11	13,214,625

	Perry Ellis International, Inc., Sr. Sub. Notes
$8,190	8.875%, 9/15/13	$7,903,350
	Phillips Van Heusen, Sr. Notes
610	7.25%, 2/15/11	614,575
2,500	8.125%, 5/1/13	2,562,500
		$27,545,787
Conglomerates — 0.2%
	RBS Global & Rexnord Corp.
$1,905	9.50%, 8/1/14	$1,728,787
1,705	11.75%, 8/1/16	1,457,775
		$3,186,562
Containers and Glass Products — 0.4%
	Intertape Polymer US, Inc., Sr. Sub. Notes
$3,220	8.50%, 8/1/14	$2,958,375
	Pliant Corp. (PIK)
5,667	11.85%, 6/15/09	5,665,987
		$8,624,362
Cosmetics/Toiletries — 0.5%
	Revlon Consumer Products, Sr. Sub. Notes
$3,770	8.625%, 2/1/08	$3,770,000
	Amscan Holdings, Inc., Sr. Sub. Notes
5,580	8.75%, 5/1/14	4,994,100
		$8,764,100
Ecological Services and Equipment — 0.2%
	Waste Services, Inc., Sr. Sub. Notes
$4,085	9.50%, 4/15/14	$3,819,475
		$3,819,475
Electronics/Electrical — 0.7%
	Advanced Micro Devices, Inc., Sr. Notes
$7,830	7.75%, 11/1/12	$6,440,175
	Amkor Technologies, Inc., Sr. Notes
2,395	7.75%, 5/15/13	2,152,506
	Avago Technologies Finance
1,850	10.125%, 12/1/13	1,933,250
1,155	11.875%, 12/1/15	1,212,750
	NXP BV/NXP Funding, LLC
205	7.875%, 10/15/14	188,856
	NXP BV/NXP Funding, LLC, Variable Rate
1,025	7.008%, 10/15/13	854,594
		$12,782,131
Financial Intermediaries — 1.7%
	Alzette, Variable Rate
$750	11.86%, 12/15/20	$723,225
	E*Trade Financial Corp.
3,410	7.875%, 12/1/15	2,600,125
	Ford Motor Credit Co.
9,165	7.375%, 10/28/09	8,829,506
4,355	7.875%, 6/15/10	4,101,840
	Ford Motor Credit Co., Sr. Notes
890	5.80%, 1/12/09	865,863
180	9.875%, 8/10/11	172,830
	General Motors Acceptance Corp.
915	6.375%, 5/1/08	915,000
1,075	5.85%, 1/14/09	1,045,832
2,980	7.75%, 1/19/10	2,851,991
2,000	7.20%, 1/15/11	1,835,000
5,940	7.25%, 3/2/11	5,370,164
435	7.00%, 2/1/12	377,665
	General Motors Acceptance Corp., Variable Rate
2,060	6.119%, 5/15/09	1,923,890
		$31,612,931

Food Products — 0.5%
	ASG Consolidated, LLC/ASG Finance, Inc., Sr. Disc. Notes, (0.00% until 2008)
$5,315	11.50%, 11/1/11	$4,942,950
	Dole Foods Co.
3,555	7.25%, 6/15/10	3,146,175
	Dole Foods Co., Sr. Notes
1,870	8.625%, 5/1/09	1,748,450
	Pierre Foods, Inc., Sr. Sub. Notes
950	9.875%, 7/15/12	627,000
		$10,464,575
Food Service — 0.4%
	El Pollo Loco, Inc.
$4,050	11.75%, 11/15/13	$3,888,000
	NPC International, Inc.
5,155	9.50%, 5/1/14	4,459,075
		$8,347,075

Food/Drug Retailers — 0.8%
	General Nutrition Center, Sr. Notes, Variable Rate (PIK)
$3,720	10.009%, 3/15/14	$3,069,000
	General Nutrition Center, Sr. Sub. Notes
4,015	10.75%, 3/15/15	3,252,150
	Rite Aid Corp.
7,542	6.125%, 12/15/08 (5)	7,278,030
2,245	7.50%, 3/1/17	1,936,312
		$15,535,492

Forest Products — 1.1%
	Georgia-Pacific Corp.
$1,450	9.50%, 12/1/11	$1,515,250
	Jefferson Smurfit Corp.
820	7.50%, 6/1/13	762,600
	NewPage Corp.
6,675	10.00%, 5/1/12 (5)	6,675,000
3,145	10.00%, 5/1/12	3,145,000
3,790	12.00%, 5/1/13	3,771,050
	NewPage Corp., Variable Rate
1,545	11.161%, 5/1/12	1,521,825
	Smurfit-Stone Container Enterprises, Inc., Sr. Notes
4,605	8.00%, 3/15/17	4,294,162
		$21,684,887
Healthcare — 2.9%
	Accellent, Inc.
$2,300	10.50%, 12/1/13	$1,828,500
	Advanced Medical Optics, Inc., Sr. Sub. Notes
170	7.50%, 5/1/17	144,500
	AMR HoldCo, Inc./EmCare HoldCo, Inc., Sr. Sub. Notes
4,270	10.00%, 2/15/15	4,547,550
	Bausch & Lomb, Inc., Sr. Notes
3,545	9.875%, 11/1/15 (5)	3,607,037
	HCA, Inc.
11,985	8.75%, 9/1/10	12,074,887
1,610	7.875%, 2/1/11	1,589,875
2,385	9.125%, 11/15/14	2,483,381
3,210	9.25%, 11/15/16	3,374,512
	MultiPlan Inc., Sr. Sub. Notes
4,860	10.375%, 4/15/16 (5)	4,544,100
	National Mentor Holdings, Inc.
4,115	11.25%, 7/1/14	4,259,025
	Res-Care, Inc., Sr. Notes
2,160	7.75%, 10/15/13	2,079,000
	Service Corp. International, Sr. Notes
335	7.00%, 6/15/17	329,975
	Universal Hospital Service, Inc. (PIK)
700	8.50%, 6/1/15	710,500

	US Oncology, Inc.
$3,065	9.00%, 8/15/12	$3,019,025
5,350	10.75%, 8/15/14	5,243,000
	Varietal Distribution Merger, Inc., Sr. Notes
725	10.25%, 7/15/15 (5)	681,500
	Viant Holdings, Inc.
4,127	10.125%, 7/15/17 (5)	3,487,315
		$54,003,682
Industrial Equipment — 0.3%
	Chart Industries, Inc., Sr. Sub. Notes
$2,170	9.125%, 10/15/15	$2,170,000
	ESCO Corp., Sr. Notes
1,595	8.625%, 12/15/13 (5)	1,531,200
	ESCO Corp., Sr. Notes, Variable Rate
1,595	8.866%, 12/15/13 (5)	1,443,475
		$5,144,675
Insurance — 0.1%
	Alliant Holdings I, Inc.
$1,885	11.00%, 5/1/15 (5)	$1,771,900
		$1,771,900
Leisure Goods/Activities/Movies — 2.1%
	AMC Entertainment, Inc.
$7,190	11.00%, 2/1/16	$7,154,050
	HRP Myrtle Beach Operations, LLC/HRP Myrtle Beach Capital Corp.
2,170	12.50%, 4/1/13 (5)	1,985,550
	HRP Myrtle Beach Operations, LLC/HRP Myrtle Beach Capital Corp., Variable Rate
3,975	9.894%, 4/1/12 (5)	3,637,125
	Marquee Holdings, Inc., Sr. Disc. Notes, (0.00% until 2009)
8,180	9.505%, 8/15/14	5,807,800
	Universal City Development Partners, Sr. Notes
11,825	11.75%, 4/1/10	12,209,312
	Universal City Florida Holdings, Sr. Notes, Variable Rate
10,195	9.661%, 5/1/10	9,889,150
		$40,682,987
Lodging and Casinos — 3.9%
	Buffalo Thunder Development Authority
$4,080	9.375%, 12/15/14 (5)	$3,427,200
	CCM Merger, Inc.
2,620	8.00%, 8/1/13 (5)	2,358,000
	Chukchansi EDA, Sr. Notes, Variable Rate
3,080	8.238%, 11/15/12 (5)	2,956,800
	Fontainebleau Las Vegas Casino
8,870	10.25%, 6/15/15 (5)	6,696,850
	Galaxy Entertainment Finance
1,600	9.875%, 12/15/12 (5)	1,648,000
	Galaxy Entertainment Finance, Variable Rate
1,760	9.829%, 12/15/10 (5)	1,782,000
	Greektown Holdings, LLC, Sr. Notes
1,140	10.75%, 12/1/13 (5)	1,094,400
	Indianapolis Downs, LLC & Capital Corp., Sr. Notes
2,980	11.00%, 11/1/12 (5)	2,786,300
	Inn of the Mountain Gods, Sr. Notes
5,795	12.00%, 11/15/10	5,795,000
	Majestic HoldCo, LLC, (0.00% until 2008)
1,540	12.50%, 10/15/11 (5)	950,950
	Majestic Star Casino, LLC
3,965	9.50%, 10/15/10	3,558,587
	MGM Mirage, Inc.
2,985	7.50%, 6/1/16	2,880,525
	Mohegan Tribal Gaming Authority
870	6.875%, 2/15/15	783,000
	Mohegan Tribal Gaming Authority, Sr. Sub. Notes
675	8.00%, 4/1/12	664,875
	OED Corp./Diamond Jo, LLC
5,115	8.75%, 4/15/12	5,146,969

	Park Place Entertainment
$4,905	7.875%, 3/15/10	$4,641,356
	Pinnacle Entertainment Inc., Sr. Sub. Notes
2,620	7.50%, 6/15/15 (5)	2,096,000
	Pokagon Gaming Authority, Sr. Notes
1,180	10.375%, 6/15/14 (5)	1,225,725
	San Pasqual Casino
1,215	8.00%, 9/15/13 (5)	1,160,325
	Seminole Hard Rock Entertainment, Variable Rate
1,930	7.491%, 3/15/14 (5)	1,746,650
	Station Casinos, Inc.
560	7.75%, 8/15/16	496,300
	Station Casinos, Inc., Sr. Notes
1,050	6.00%, 4/1/12	921,375
	Trump Entertainment Resorts, Inc.
11,945	8.50%, 6/1/15	8,660,125
	Tunica-Biloxi Gaming Authority, Sr. Notes
3,405	9.00%, 11/15/15 (5)	3,405,000
	Turning Stone Resort Casinos, Sr. Notes
830	9.125%, 9/15/14 (5)	813,400
	Waterford Gaming, LLC, Sr. Notes
6,461	8.625%, 9/15/14 (5)	6,299,475
		$73,995,187
Nonferrous Metals/Minerals — 0.8%
	Aleris International, Inc., Sr. Notes
$1,325	9.00%, 12/15/14	$1,040,125
	Aleris International, Inc., Sr. Sub. Notes
5,195	10.00%, 12/15/16	3,675,463
	Alpha Natural Resources, Sr. Notes
1,370	10.00%, 6/1/12	1,414,525
	FMG Finance PTY, Ltd.
5,410	10.625%, 9/1/16 (5)	6,167,400
	FMG Finance PTY, Ltd., Variable Rate
2,195	9.124%, 9/1/11 (5)	2,238,900
		$14,536,413
Oil and Gas — 4.0%
	Allis-Chalmers Energy, Inc.
$970	8.50%, 3/1/17	$897,250
	Allis-Chalmers Energy, Inc., Sr. Notes
4,730	9.00%, 1/15/14	4,517,150
	Cimarex Energy Co., Sr. Notes
1,205	7.125%, 5/1/17	1,183,913
	Clayton Williams Energy, Inc.
2,200	7.75%, 8/1/13	1,903,000
	Compton Pet Finance Corp.
2,360	7.625%, 12/1/13	2,194,800
	Denbury Resources, Inc., Sr. Sub. Notes
520	7.50%, 12/15/15	522,600
	El Paso Corp., Sr. Notes
2,305	9.625%, 5/15/12	2,509,331
	Encore Acquisition Co., Sr. Sub. Notes
1,730	7.25%, 12/1/17	1,673,775
	Inergy L.P./Finance, Sr. Notes
3,980	6.875%, 12/15/14	3,870,550
	Ocean Rig Norway AS, Sr. Notes
2,565	8.375%, 7/1/13 (5)	2,731,725
	OPTI Canada, Inc.
1,795	7.875%, 12/15/14 (5)	1,750,125
1,970	8.25%, 12/15/14 (5)	1,940,450
	Parker Drilling Co., Sr. Notes
1,930	9.625%, 10/1/13	2,045,800

	Petrohawk Energy Corp.
$8,800	9.125%, 7/15/13	$9,130,000
	Petroplus Finance, Ltd.
430	6.75%, 5/1/14 (5)	395,600
5,455	7.00%, 5/1/17 (5)	4,977,688
	Plains Exploration & Production Co.
2,800	7.00%, 3/15/17	2,674,000
	Quicksilver Resources, Inc.
2,295	7.125%, 4/1/16	2,237,625
	SemGroup L.P., Sr. Notes
5,990	8.75%, 11/15/15 (5)	5,630,600
	SESI, LLC
660	6.875%, 6/1/14	640,200
	Sonat, Inc.
5,000	7.625%, 7/15/11	5,148,410
	Stewart & Stevenson, LLC, Sr. Notes
5,150	10.00%, 7/15/14	5,021,250
	United Refining Co., Sr. Notes
11,495	10.50%, 8/15/12	11,667,425
	VeraSun Energy Corp.
1,170	9.875%, 12/15/12	1,152,450
		$76,415,717
Publishing — 1.5%
	Dex Media West/Finance, Series B
$3,250	9.875%, 8/15/13	$3,323,125
	Harland Clarke Holdings
2,145	9.50%, 5/15/15	1,662,375
	Idearc, Inc.
4,255	8.00%, 11/15/16	3,829,500
	MediaNews Group, Inc., Sr. Sub. Notes
1,070	6.875%, 10/1/13	604,550
	Nielsen Finance, LLC
3,130	10.00%, 8/1/14	3,176,950
	R.H. Donnelley Corp.
10,105	8.875%, 10/15/17 (5)	8,614,513
	Reader’s Digest Association, Sr. Sub. Notes
9,535	9.00%, 2/15/17 (5)	7,413,463
		$28,624,476
Radio and Television — 0.1%
	Rainbow National Services, LLC, Sr. Sub. Debs.
$1,470	10.375%, 9/1/14 (5)	$1,569,225
		$1,569,225
Rail Industries — 0.3%
	American Railcar Industry, Sr. Notes
$1,940	7.50%, 3/1/14	$1,755,700
	Kansas City Southern Mexico, Sr. Notes
2,530	7.625%, 12/1/13	2,454,100
1,055	7.375%, 6/1/14 (5)	1,004,888
		$5,214,688
Retailers (Except Food and Drug) — 3.3%
	GameStop Corp.
$14,070	8.00%, 10/1/12	$14,667,975
	Michaels Stores, Inc., Sr. Notes
3,080	10.00%, 11/1/14	2,756,600
	Michaels Stores, Inc., Sr. Sub. Notes
4,965	11.375%, 11/1/16	4,046,475
	Neiman Marcus Group, Inc.
3,420	9.00%, 10/15/15	3,437,100
16,205	10.375%, 10/15/15	16,205,000

	Penny (JC) Co., Inc.
$1,875	8.00%, 3/1/10	$1,971,315
	Sally Holdings, LLC, Sr. Notes
1,595	9.25%, 11/15/14	1,515,250
3,745	10.50%, 11/15/16	3,342,413
	Toys “R” Us
4,025	7.375%, 10/15/18	2,797,375
	Yankee Acquisition Corp., Series B
7,605	8.50%, 2/15/15	6,540,300
5,605	9.75%, 2/15/17	4,596,100
		$61,875,903
Steel — 0.5%
	RathGibson, Inc.
$4,905	11.25%, 2/15/14	$4,855,950
	Ryerson, Inc., Sr. Notes
540	12.00%, 11/1/15 (5)	510,300
	Ryerson, Inc., Sr. Notes, Variable Rate
360	12.574%, 11/1/14 (5)	333,000
	Steel Dynamics, Inc., Sr. Notes
3,805	7.375%, 11/1/12 (5)	3,814,513
		$9,513,763
Surface Transport — 0.2%
	CEVA Group, PLC, Sr. Notes
$3,750	10.00%, 9/1/14 (5)	$3,562,500
		$3,562,500
Telecommunications — 2.1%
	Centennial Cellular Operating Co./Centennial Communication Corp., Sr. Notes
$2,820	10.125%, 6/15/13	$2,897,550
	Digicel Group, Ltd., Sr. Notes
3,225	9.25%, 9/1/12 (5)	3,285,469
2,815	8.875%, 1/15/15 (5)	2,491,275
9,343	9.125%, 1/15/15 (5)	8,245,198
	Intelsat Bermuda, Ltd.
3,560	9.25%, 6/15/16	3,568,900
	Level 3 Financing, Inc.
2,480	9.25%, 11/1/14	2,145,200
	Level 3 Financing, Inc., Sr. Notes
3,850	8.75%, 2/15/17	3,137,750
	Qwest Communications International, Inc.
6,540	7.50%, 2/15/14	6,507,300
	Qwest Corp., Sr. Notes
1,940	7.625%, 6/15/15	1,964,250
	Qwest Corp., Sr. Notes, Variable Rate
1,000	8.241%, 6/15/13	980,000
	Windstream Corp., Sr. Notes
2,085	8.125%, 8/1/13	2,147,550
635	8.625%, 8/1/16	660,400
	Windstream Regatta Holdings, Inc., Sr. Sub. Notes
1,430	11.00%, 12/1/17 (5)	1,308,450
		$39,339,292
Utilities — 2.9%
	AES Corp.
$965	8.00%, 10/15/17	$989,125
	AES Corp., Sr. Notes
6,000	9.50%, 6/1/09	6,210,000
2,223	8.75%, 5/15/13 (5)	2,334,150
	Dynegy Holdings, Inc.
535	7.75%, 6/1/19	489,525

	Dynegy Holdings, Inc., Sr. Notes
$995	8.375%, 5/1/16	$972,613
	Edison Mission Energy, Sr. Notes
1,750	7.50%, 6/15/13	1,798,125
	Energy Future Holdings, Sr. Notes
6,820	10.875%, 11/1/17 (5)	6,785,900
	NGC Corp.
4,395	7.625%, 10/15/26	3,779,700
	NRG Energy, Inc.
140	7.25%, 2/1/14	136,675
3,610	7.375%, 1/15/17	3,506,213
	NRG Energy, Inc., Sr. Notes
1,325	7.375%, 2/1/16	1,283,594
	Orion Power Holdings, Inc., Sr. Notes
12,415	12.00%, 5/1/10	13,563,388
	Reliant Energy, Inc., Sr. Notes
350	7.625%, 6/15/14	343,000
	Southwestern Energy Co.
4,755	7.50%, 2/1/18 (5)	4,909,538
	Texas Competitive Electric Holdings Co., LLC, Series A, Sr. Notes
4,490	10.25%, 11/1/15 (5)	4,433,875
	Texas Competitive Electric Holdings Co., LLC, Series B, Sr. Notes
3,615	10.25%, 11/1/15 (5)	3,569,813
		$55,105,234
Total Corporate Bonds & Notes (identified cost $804,443,840)		$763,685,616

Mortgage Pass-Throughs — 40.6%

Principal
Amount
(000’s omitted)	Security	Value
	Federal Home Loan Mortgage Corp.:
$8,099	5.50%, with various maturities to 2014	$8,353,796
951	5.633%, with maturity at 2025 (6)	947,032
7,485	6.00%, with various maturities to 2026	7,814,969
42,609	6.50%, with various maturities to 2028 (7)	45,464,306
80,505	7.00%, with various maturities to 2031 (7)	85,900,878
714	7.13%, with maturity at 2023	782,408
49,675	7.50%, with various maturities to 2029 (7)	55,006,619
1,066	7.65%, with maturity at 2022	1,175,456
211	7.70%, with maturity at 2022	236,449
22,882	8.00%, with various maturities to 2030	25,825,921
647	8.25%, with maturity at 2020	728,663
1,769	8.30%, with maturity at 2020	2,014,050
16,892	8.50%, with various maturities to 2031	19,012,118
64	8.75%, with maturity at 2010	65,124
6,248	9.00%, with various maturities to 2031	7,143,096
5,274	9.50%, with various maturities to 2025	6,102,534
847	10.00%, with maturity at 2020	990,381
756	10.50%, with maturity at 2020	891,019
1,130	12.00%, with maturity at 2020	1,308,194
66	13.00%, with maturity at 2015	77,875
		$269,840,888
	Federal National Mortgage Assn.:
$7,080	5.497%, with maturity at 2036 (6)	$7,069,772
14,938	5.50%, with various maturities to 2028 (7)	15,386,957
19,508	6.00%, with various maturities to 2026	20,555,659
21,133	6.334%, with maturity at 2032 (6) (7)	21,559,840
62,226	6.50%, with various maturities to 2031	66,675,748
769	6.75%, with maturity at 2023	836,176
87,434	7.00%, with various maturities to 2031 (7)	94,727,338
4,658	7.039%, with maturity at 2022 (6) (7)	4,744,797
19,143	7.50%, with various maturities to 2031	21,113,223

$14,605	8.00%, with various maturities to 2031	$16,406,907
80	8.25%, with maturity at 2018	89,712
3,317	8.43%, with maturity at 2027 (8)	3,788,330
17,190	8.50%, with various maturities to 2030	19,644,043
1,584	8.633%, with maturity at 2028 (8)	1,799,452
987	8.684%, with maturity at 2029 (8)	1,134,534
1,479	8.769%, with maturity at 2027 (8)	1,686,325
19,649	9.00%, with various maturities to 2027	22,754,596
543	9.304%, with maturity at 2024 (8)	603,593
9,337	9.50%, with various maturities to 2030	10,881,882
1,008	9.601%, with maturity at 2018 (8)	1,148,786
1,809	10.00%, with various maturities to 2020	2,119,157
1,674	10.229%, with maturity at 2025 (8)	1,951,001
1,948	10.358%, with maturity at 2019 (8)	2,234,565
1,637	10.50%, with maturity at 2021	1,911,731
675	11.50%, with maturity at 2016	782,264
42	12.50%, with maturity at 2011	46,725
		$341,653,113
	Government National Mortgage Assn.:
$5,053	6.00%, with maturity at 2024	$5,364,559
27,324	6.50%, with maturity at 2024 (7)	29,550,098
9,396	7.00%, with various maturities to 2025	10,356,528
28,959	7.50%, with various maturities to 2031	32,293,430
39,871	8.00%, with various maturities to 2034	44,975,128
906	8.30%, with maturity at 2020	1,003,690
1,959	8.50%, with various maturities to 2022	2,220,424
9,314	9.00%, with various maturities to 2026	10,830,536
13,376	9.50%, with various maturities to 2026	15,792,660
836	10.00%, with maturity at 2019	985,049
		$153,372,102
Total Mortgage Pass-Throughs (identified cost $738,814,944)		$764,866,103

Collateralized Mortgage Obligations — 10.0%

Principal
Amount	Security	Value
$2,980	Federal Home Loan Mortgage Corp., Series 1497, Class K, 7.00%, 4/15/23	$3,121,335
4,888	Federal Home Loan Mortgage Corp., Series 1529, Class Z, 7.00%, 6/15/23	5,138,297
4,322	Federal Home Loan Mortgage Corp., Series 1620, Class Z, 6.00%, 11/15/23	4,489,599
9,806	Federal Home Loan Mortgage Corp., Series 1702, Class PZ, 6.50%, 3/15/24	10,383,903
387	Federal Home Loan Mortgage Corp., Series 1720, Class PJ, 7.25%, 1/15/24	395,702
7,386	Federal Home Loan Mortgage Corp., Series 2113, Class QG, 6.00%, 1/15/29	7,691,452
1,022	Federal Home Loan Mortgage Corp., Series 2122, Class K, 6.00%, 2/15/29	1,052,362
692	Federal Home Loan Mortgage Corp., Series 2130, Class K, 6.00%, 3/15/29	715,260
703	Federal Home Loan Mortgage Corp., Series 2167, Class BZ, 7.00%, 6/15/29	745,198
5,193	Federal Home Loan Mortgage Corp., Series 2182, Class ZB, 8.00%, 9/15/29	5,655,433
3,874	Federal Home Loan Mortgage Corp., Series 2198, Class ZA, 8.50%, 11/15/29	4,281,066
16,514	Federal Home Loan Mortgage Corp., Series 2245, Class A, 8.00%, 8/15/27 (7)	18,057,004
2,462	Federal Home Loan Mortgage Corp., Series 24, Class J, 6.25%, 11/25/23	2,559,561
1,371	Federal Home Loan Mortgage Corp., Series1677, Class Z, 7.50%, 7/15/23	1,476,206
511	Federal National Mortgage Assn., Series 1988-14, Class I, 9.20%, 6/25/18	563,119
509	Federal National Mortgage Assn., Series 1989-1, Class D, 10.30%, 1/25/19	566,487
865	Federal National Mortgage Assn., Series 1989-34, Class Y, 9.85%, 7/25/19	974,459
662	Federal National Mortgage Assn., Series 1990-17, Class G, 9.00%, 2/25/20	732,739
290	Federal National Mortgage Assn., Series 1990-27, Class Z, 9.00%, 3/25/20	323,586
298	Federal National Mortgage Assn., Series 1990-29, Class J, 9.00%, 3/25/20	332,533
1,266	Federal National Mortgage Assn., Series 1990-43, Class Z, 9.50%, 4/25/20	1,434,131
452	Federal National Mortgage Assn., Series 1991-98, Class J, 8.00%, 8/25/21	495,136
246	Federal National Mortgage Assn., Series 1992-103, Class Z, 7.50%, 6/25/22	265,051
473	Federal National Mortgage Assn., Series 1992-113, Class Z, 7.50%, 7/25/22	511,676
918	Federal National Mortgage Assn., Series 1992-185, Class ZB, 7.00%, 10/25/22	975,396

$3,621	Federal National Mortgage Assn., Series 1992-77, Class ZA, 8.00%, 5/25/22	$3,979,514
1,124	Federal National Mortgage Assn., Series 1993-156, Class ZB, 7.00%, 9/25/23	1,198,450
2,293	Federal National Mortgage Assn., Series 1993-16, Class Z, 7.50%, 2/25/23	2,486,636
1,741	Federal National Mortgage Assn., Series 1993-22, Class PM, 7.40%, 2/25/23	1,879,492
2,847	Federal National Mortgage Assn., Series 1993-25, Class J, 7.50%, 3/25/23	3,064,657
5,180	Federal National Mortgage Assn., Series 1993-30, Class PZ, 7.50%, 3/25/23	5,575,572
6,214	Federal National Mortgage Assn., Series 1993-42, Class ZQ, 6.75%, 4/25/23	6,555,280
992	Federal National Mortgage Assn., Series 1993-56, Class PZ, 7.00%, 5/25/23	1,056,192
8,262	Federal National Mortgage Assn., Series 1994-45, Class Z, 6.50%, 2/25/24 (7)	8,665,128
4,295	Federal National Mortgage Assn., Series 1994-89, Class ZQ, 8.00%, 7/25/24	4,787,369
4,078	Federal National Mortgage Assn., Series 1996-57, Class Z, 7.00%, 12/25/26	4,355,402
2,363	Federal National Mortgage Assn., Series 1997-77, Class Z, 7.00%, 11/18/27	2,528,637
1,763	Federal National Mortgage Assn., Series 1998-44, Class ZA, 6.50%, 7/20/28	1,844,890
884	Federal National Mortgage Assn., Series 1999-45, Class ZG, 6.50%, 9/25/29	921,717
7,504	Federal National Mortgage Assn., Series 2000-22, Class PN, 6.00%, 7/25/30	7,782,324
1,472	Federal National Mortgage Assn., Series 2001-37, Class GA, 8.00%, 7/25/16	1,608,477
1,582	Federal National Mortgage Assn., Series 2002-1, Class G, 7.00%, 7/25/23	1,688,733
781	Federal National Mortgage Assn., Series G92-44, Class Z, 8.00%, 7/25/22	851,196
1,271	Federal National Mortgage Assn., Series G92-44, Class ZQ, 8.00%, 7/25/22	1,385,033
1,736	Federal National Mortgage Assn., Series G92-46, Class Z, 7.00%, 8/25/22	1,843,394
3,148	Federal National Mortgage Assn., Series G92-60, Class Z, 7.00%, 10/25/22	3,329,365
31,449	Federal National Mortgage Assn., Series G93-35, Class ZQ, 6.50%, 11/25/23 (7)	33,268,244
6,643	Federal National Mortgage Assn., Series G93-40, Class H, 6.40%, 12/25/23 (7)	6,969,761
7,604	Government National Mortgage Assn., Series 2002-45, Class PG, 6.00%, 3/17/32 (7)	7,843,366
830	Government National Mortgage Assn., Series 2005-72, Class E, 12.00%, 11/16/15	974,521
Total Collateralized Mortgage Obligations (identified cost $185,971,145)		$189,380,041

Asset Backed Securities — 0.3%

Principal
Amount
(000’s omitted)	Security	Value
$760	Avalon Capital Ltd. 3, Series 1A, Class D, Variable Rate, 6.98%, 2/24/19 (5) (9)	$622,283
1,000	Babson Ltd., Series 2005-1A, Class C1, Variable Rate, 6.208%, 4/15/19 (5)	817,391
1,000	Bryant Park CDO Ltd., Series 2005-1A, Class C, Variable Rate, 6.308%, 1/15/19 (5) (9)	822,678
1,000	Carlyle High Yield Partners, Series 2004-6A, Class C, Variable Rate, 7.329%, 8/11/16 (5) (9)	870,522
1,000	Centurion CDO 8 Ltd., Series 2005-8A, Class D, Variable Rate, 10.646%, 3/8/17 (9)	864,543
500	Centurion CDO 9 Ltd., Series 2005-9A, Class Note, 9.35%, 7/17/19	404,124
1,500	Dryden Leveraged Loan, Series 2004-6A, Class C1, Variable Rate, 5.801%, 7/30/16 (5) (9)	1,287,519
		5,689,060
Total Asset Backed Securities (identified cost $6,747,998)		$5,689,060

Common Stocks — 0.3%

Shares	Security	Value
Cable and Satellite Television — 0.0%
361	Time Warner Cable, Inc., Class A (10)	$9,083
		$9,083
Commercial Services — 0.0%
2,484	Environmental Systems Products Holdings, Inc. (4) (10) (11)	0
		$0
Containers and Glass Products — 0.2%
142,857	Anchor Glass Container Corp. (4)	$3,874,996
		$3,874,996
Lodging and Casinos — 0.1%
331,790	Trump Entertainment Resorts, Inc. (10)	$1,469,830
		$1,469,830
Total Common Stocks (identified cost $9,733,636)		$5,353,909

Convertible Bonds — 0.2%

Principal
Amount	Security	Value
Aerospace and Defense — 0.2%
$3,540,000	L-3 Communications Corp. (5)	$4,473,675
		$4,473,675
Total Convertible Bonds (identified cost $3,578,781)		$4,473,675

Convertible Preferred Stocks — 0.1%

Shares	Security	Value
2,500,000	Adelphia, Inc., 13.00%	$181,250
11,070	Chesapeake Energy Corp., 4.50%	1,159,582
4,958	Crown Castle International Corp., 6.25% (PIK)	280,127
Total Convertible Preferred Stocks (identified cost $1,309,893)		$1,620,959

Preferred Stocks — 0.3%

Shares	Security	Value
2,484	Environmental Systems Products Holdings Preferred Series A (4) (10) (11)	$196,509
5,055	Fontainebleau Resorts LLC (PIK) (4) (11)	4,558,726
Total Preferred Stocks (identified cost $5,098,050)		$4,755,235

Miscellaneous — 0.0%

Shares	Security	Value
2,496,146	Adelphia Recovery Trust (10)	$160,702
Total Miscellaneous (identified cost $2,237,499)		$160,702

Short-Term Investments — 2.0%

	Interest/Principal
Description	(000’s omitted)		Value
Investment in Cash Management Portfolio, 4.32% (12)	$22,429		$22,428,789
Euro Time Deposit, 4.06%, 6/4/17	EUR	7,097	10,508,137
GBP Overnight Deposit, 5.40%, 6/4/17	GBP	2,352	4,676,092
Total Short-Term Investments (identified cost $37,613,018)			$37,613,018
Total Investments — 158.7% (identified cost $3,096,689,281)			$2,991,261,229
Less Unfunded Loan Commitments — (0.4)%			$(7,352,862)
Net Investments — 158.3% (identified cost $3,089,336,419)			$2,983,908,367
Other Assets, Less Liabilities — (15.9)%			$(298,859,747)
Auction Preferred Shares Plus Cumulative Unpaid Dividends — (42.4)%			$(800,226,295)
Net Assets Applicable to Common Shares— 100.0%			$1,884,822,325

DIP	—	Debtor in Possession
PIK	—	Payment in Kind.
REIT	—	Real Estate Investment Trust
EUR	—	Euro
GBP	—	British Pound
*		In U.S. dollars unless otherwise indicated.
(1)

Senior floating-rate interests often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, it is anticipated that the senior floating-rate interests will have an expected average life of approximately two to three years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility. Senior Loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London-Interbank Offered Rate (“LIBOR”), and secondarily the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(2)		This Senior Loan will settle after January 31, 2008, at which time the interest rate will be determined.
(3)

Unfunded or partially unfunded loan commitments. The Fund may enter into certain credit agreements all or a portion of which may be unfunded. The Fund is obligated to fund these commitments at the borrower’s discretion.

(4)		Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.
(5)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2008, the aggregate value of the securities is $205,156,733 or 10.9% of the Fund’s net assets.

(6)		Adjustable rate mortgage.
(7)		All or a portion of this security was on loan at January 31, 2008.
(8)		Weighted average fixed-rate coupon that changes/updates monthly.
(9)		Variable rate security. The stated interest rate represents the rate in effect at January 31, 2008.
(10)		Non-income producing security.
(11)		Restricted security.
(12)

Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of January 31, 2008. Net income allocated from the Investment in Cash Management Portfolio for the fiscal year to date ended January 31, 2008 was $1,227,286.

A summary of financial instruments at January 31, 2008 is as follows:

Forward Foreign Currency Exchange Contracts

Sales

			Net Unrealized
Settlement			Appreciation
Date	Deliver	In Exchange For	(Depreciation)
2/01/08	Euro 90,000	United States Dollar 133,740	486
2/29/08	Euro 76,336,562	United States Dollar 112,752,537	(196,357)
2/29/08	British Pound Sterling 29,239,875	United States Dollar 58,085,011	43,107
			$(152,764)

Purchases

Settlement			Net Unrealized
Date	In Exchange For	Deliver	Depreciation
2/29/08	Euro 90,000	United States Dollar 133,645	(479)
			$(479)

Credit Default Swaps

Notional
			Amount	Pay/Receive
	Reference		(000’s	Annual	Termination	Net Unrealized
Counterparty	Entity	Buy/Sell	omitted)	Fixed Rate	Date	Appreciation
Lehman Brothers, Inc.	Inergy, LP	Sell	$2,000	2.40%	3/20/10	$61,830

At January 31, 2008, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The cost and unrealized appreciation (depreciation) of investments of the Fund at January 31, 2008, as determined on a federal income tax basis, were as follows:

Aggregate cost	$3,099,104,381
Gross unrealized appreciation	$33,328,293
Gross unrealized depreciation	(148,524,307)
Net unrealized depreciation	$(115,196,014)

The net unrealized depreciation on foreign currency, forward foreign currency exchange contracts and swap contracts at January 31, 2008 was $90,541.

Restricted Securities

At January 31, 2008, the Fund owned the following securities (representing less than 0.3% of net assets) which were restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities).  The Fund has various registration rights (exercisable under a variety of circumstances) with respect to these securities.  The fair value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

	Date of
Description	Acquisition	Shares/Face	Cost	Value

Common Stocks
Environmental Systems Products Holdings, Inc.	10/25/07	2,484	0	0
			$0	$0
Preferred Stocks
Environmental Systems Products
Holdings, Preferred, Series A	10/25/07	2,484	43,470	196,509
Fontainebleau Resorts LLC (PIK)	5/24/07	5,055	5,054,580	4,558,726
Total Restricted Securities			$5,098,050	$4,755,235

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Limited Duration Income Fund

By:	/s/Payson F. Swaffield
Payson F. Swaffield
President

Date:	March 28, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Payson F. Swaffield
Payson F. Swaffield
President

Date:	March 28, 2008

By:	/s/Barbara E. Campbell
Barbara E. Campbell
Treasurer

Date:	March 28, 2008